UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926298.100

AGHI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.7%
		Principal Amount (c)	Value
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		$ 200,000	$ 180,711
Automotive - 6.2%
ArvinMeritor, Inc. 8.125% 9/15/15		25,000	24,125
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	270,683
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	272,054
7.5% 9/15/17 (Reg. S)	EUR	400,000	544,107
Delphi Corp. 6.125% 5/15/21 (e)		800,000	836,000
Faurecia SA 9.375% 12/15/16	EUR	100,000	138,970
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	380,000	465,962
7.625% 9/15/14	EUR	50,000	67,034
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	673,326
Ford Motor Co.:
6.625% 10/1/28		5,000	5,349
7.45% 7/16/31		250,000	308,125
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,563,894
4.25% 2/3/17		870,000	870,000
5.75% 2/1/21		290,000	314,650
5.875% 8/2/21		965,000	1,055,953
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		245,000	256,025
Goodyear Dunlop Tires Europe BV 6.75% 4/15/19 (Reg. S)	EUR	100,000	125,563
GT 2005 Bonds BV 6% 7/21/14 (h)		200,000	183,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		30,000	26,550
Renault SA:
4.375% 5/24/13	EUR	100,000	132,123
4.5% 4/16/12	EUR	150,000	196,944
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	67,359
			13,398,296
Banks & Thrifts - 4.7%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	EUR	400,000	375,748
Allied Irish Banks PLC:
1.351% 4/11/12 (h)	EUR	250,000	319,630
4.5% 10/1/12	EUR	110,000	135,961
Ally Financial, Inc.:
4.5% 2/11/14		230,000	228,850
6.75% 12/1/14		1,150,000	1,201,750
7.5% 9/15/20		2,065,000	2,209,550
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
8% 3/15/20		$ 185,000	$ 203,500
8% 11/1/31		930,000	985,800
8.3% 2/12/15		500,000	551,560
AMBB Capital (L) Ltd. 6.77% (f)(h)		100,000	94,649
Bank of Baroda (London) 5% 8/24/16		200,000	196,535
Bank of East Asia Ltd.:
6.375% 5/4/22 (h)		200,000	208,480
8.5% (f)(h)		100,000	102,116
Bank of Ireland 4.625% 4/8/13	EUR	50,000	61,147
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	48,394
Dexia Credit Local SA 4.3% (f)(h)	EUR	50,000	7,194
Erste Capital Finance (Jersey) 5.294% (f)(h)	EUR	50,000	35,642
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	400,000	376,690
HBOS PLC 4.875% 3/20/15	EUR	200,000	238,229
HT1 Funding GmbH 6.352% (f)(h)	EUR	50,000	37,277
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		500,000	450,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	154,011
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	101,366
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	137,459
6.875% 3/19/20 (Reg. S)	EUR	300,000	368,065
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	102,868
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	254,625
Shinhan Bank 4.375% 9/15/15 (Reg. S)		100,000	102,630
Societe Generale 4.196% (f)(h)	EUR	100,000	85,018
State Bank of India 6.439% (f)(h)		100,000	88,544
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	50,000	54,934
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		100,000	98,000
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		400,000	384,000
			10,000,222
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,500
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	100,000	103,328
Clear Channel Communications, Inc. 5% 3/15/12		1,250,000	1,246,875
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	100,000	119,023
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	139,558
			1,614,284
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Building Materials - 1.3%
Cemex Finance LLC:
9.5% 12/14/16 (e)		$ 345,000	$ 313,950
9.625% 12/14/17 (Reg. S)	EUR	160,000	173,696
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	179,912
China Shanshui Cement Group Ltd. 8.5% 5/25/16 (Reg. S)		200,000	192,000
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	100,000	124,582
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	353,147
8.5% 10/31/19	EUR	300,000	423,776
Lafarge SA:
7.625% 11/24/16	EUR	500,000	725,154
8.875% 5/27/14	EUR	100,000	143,548
Ply Gem Industries, Inc. 8.25% 2/15/18		20,000	19,400
West China Cement Ltd. 7.5% 1/25/16		200,000	168,500
			2,817,665
Cable TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	468,000
6.625% 1/31/22		240,000	249,900
7.375% 6/1/20		95,000	103,075
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	212,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,000,000	1,152,500
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	128,179
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,057,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	210,000	287,030
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	135,700
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	4,251
Musketeer GmbH 9.5% 3/15/21 (Reg. S)	EUR	200,000	272,054
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	361,975
TVN Finance Corp. II AB 10.75% 11/15/17 (Reg. S)	EUR	150,000	203,059
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	220,000	305,014
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH: - continued
9.625% 12/1/19 (Reg S.)	EUR	100,000	$ 138,970
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	67,032
9.75% 4/15/18 (Reg. S)	EUR	389,000	531,688
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		$ 500,000	507,500
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	156,000
UPCB Finance Vi Ltd. 6.875% 1/15/22 (e)		150,000	150,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	439,471
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	137,008
			7,067,906
Capital Goods - 0.8%
CNH Capital LLC 6.25% 11/1/16 (e)		500,000	532,500
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		100,000	100,375
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	65,724
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	182,000
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	103,750
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	256,358
Wendel SA:
4.375% 8/9/17	EUR	250,000	296,741
4.875% 11/4/14	EUR	150,000	198,400
			1,735,848
Chemicals - 1.8%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	200,607
Clariant Finance SA (Luxembourg):
4.375% 4/5/13	EUR	250,000	334,024
5.625% 1/24/17	EUR	100,000	134,833
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	310,000	348,902
8.5% 2/15/16 (e)		160,000	143,200
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	250,000	317,178
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		400,000	398,000
10% 6/15/18 (Reg. S)	EUR	200,000	260,936
Lyondell Chemical Co.:
8% 11/1/17	EUR	162,000	228,839
11% 5/1/18		1,007,487	1,103,198
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Chemicals - continued
LyondellBasell Industries NV 6% 11/15/21 (e)		$ 200,000	$ 217,500
Rhodia SA 7% 5/15/18	EUR	50,000	71,349
			3,758,566
Consumer Products - 0.3%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	276,971
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	26,000
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	140,205
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,500
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,500
			698,176
Containers - 1.7%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	105,964	111,079
11.125% 6/1/18 pay-in-kind (e)		211,928	182,258
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	300,000	358,051
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	735,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	133,411
9.125% 10/15/20 (e)		255,000	258,825
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)		200,000	200,500
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	137,335
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	214,755
Rexam PLC 6.75% 6/29/67 (h)	EUR	125,000	158,180
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.125% 4/15/19 (e)		55,000	57,819
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)		500,000	521,875
8.25% 2/15/21 (e)		250,000	236,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (e)		250,000	270,313
			3,575,651
Diversified Financial Services - 7.0%
Aircastle Ltd. 9.75% 8/1/18 (e)		100,000	109,500
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	65,248
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	110,000	128,048
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		$ 300,000	$ 267,750
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	80,000	97,311
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	293,299	262,727
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	122,620
CIT Group, Inc.:
6.625% 4/1/18 (e)		800,000	852,000
7% 5/4/15 (e)		745,000	745,000
7% 5/2/16 (e)		450,000	451,125
7% 5/2/17 (e)		1,470,000	1,471,838
7% 5/2/17 (Reg. S)		125,000	125,156
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	100,000	132,457
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	223,850
11.75% 1/31/20 (Reg. S)	EUR	200,000	254,422
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	130,658
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	266,824
7.125% 1/15/13	EUR	200,000	271,400
7.25% 7/15/13	EUR	150,000	205,512
9.375% 1/17/14	EUR	100,000	143,711
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	199,783
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		450,000	466,875
8% 1/15/18 (e)		275,000	286,688
International Lease Finance Corp.:
5.625% 9/20/13		766,000	767,915
5.75% 5/15/16		120,000	118,200
5.875% 5/1/13		1,580,000	1,580,000
6.25% 5/15/19		640,000	627,512
8.25% 12/15/20		850,000	911,625
8.625% 9/15/15		975,000	1,050,563
8.625% 1/15/22		595,000	639,625
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	202,994
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	202,064
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		250,000	265,625
SLM Corp.:
6% 1/25/17		135,000	135,000
7.25% 1/25/22		145,000	145,363
8% 3/25/20		440,000	466,400
8.45% 6/15/18		50,000	54,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	$ 165,129
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	338,432
			14,951,075
Diversified Media - 0.3%
Block Communications, Inc. 7.25% 2/1/20 (e)		$ 660,000	671,550
Lamar Media Corp. 5.875% 2/1/22 (e)(g)		55,000	55,275
WM Finance Corp. 9.5% 6/15/16 (e)		15,000	16,238
			743,063
Electric Utilities - 5.9%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	61,950
Bhira Investments Ltd. 8.5% 4/27/71 (h)		200,000	195,543
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		500,000	537,500
Calpine Corp. 7.875% 1/15/23 (e)		900,000	965,250
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		400,000	373,676
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		310,000	330,150
7.25% 10/15/21 (e)		95,000	105,688
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	39,428
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,461,750
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		235,000	253,800
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	51,975
9.875% 10/15/20		385,000	361,400
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	198,154
9% 6/30/17 (e)		1,130,000	1,197,800
International Power Finance 2010 PLC 7.25% 5/11/17 (Reg. S)	EUR	100,000	144,334
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		200,000	215,324
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		200,000	229,500
8% 8/7/19 (e)		275,000	330,000
8% 8/7/19 (Reg. S)		100,000	119,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	168,350
National Power Corp. 6.875% 11/2/16 (e)		100,000	113,750
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	216,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	375,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Electric Utilities - continued
NV Energy, Inc. 6.25% 11/15/20		$ 1,000,000	$ 1,080,949
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	208,500
Puget Energy, Inc. 6% 9/1/21		1,045,000	1,094,543
RRI Energy, Inc. 7.625% 6/15/14		310,000	310,000
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		200,000	220,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	38,588
8% 10/15/17		300,000	334,500
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	150,000	183,440
TXU Corp.:
5.55% 11/15/14		75,000	51,750
6.5% 11/15/24		165,000	74,250
6.55% 11/15/34		110,000	48,675
			12,691,017
Energy - 7.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	85,425
7% 5/20/22		180,000	180,450
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18 (e)		500,000	536,250
ATP Oil & Gas Corp. 11.875% 5/1/15		480,000	312,000
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	30,975
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	24,875
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	193,325
Bill Barrett Corp. 7.625% 10/1/19		200,000	204,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)		20,000	20,100
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (e)		130,000	130,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (e)		500,000	503,750
6.125% 7/15/22 (e)		170,000	172,975
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	65,325
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)		390,000	378,300
Concho Resources, Inc. 6.5% 1/15/22		130,000	139,100
Continental Resources, Inc. 8.25% 10/1/19		300,000	331,500
Edgen Murray Corp. 12.25% 1/15/15		150,000	139,875
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,150
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		400,000	360,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		$ 500,000	$ 470,000
Forbes Energy Services Ltd. 9% 6/15/19		95,000	91,200
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	218,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	326,400
7% 10/1/18		291,000	282,270
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	288,750
7% 5/5/20 (e)		100,000	109,250
9.125% 7/2/18 (e)		100,000	121,250
11.75% 1/23/15 (e)		225,000	272,250
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		225,000	239,063
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (e)		335,000	335,000
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		105,000	111,300
McJunkin Red Man Corp. 9.5% 12/15/16		150,000	159,375
MIE Holdings Corp. 9.75% 5/12/16		200,000	184,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	68,667
Offshore Group Investment Ltd. 11.5% 8/1/15		15,000	16,613
Oil States International, Inc. 6.5% 6/1/19		30,000	31,875
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	158,025
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	580,500
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		205,000	208,588
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	558,125
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	546,000
5.5% 4/12/37		750,000	376,875
8% 11/17/13		200,000	196,000
8.5% 11/2/17 (e)		800,000	642,000
12.75% 2/17/22 (e)		1,450,000	1,272,375
Petroleos Mexicanos:
5.5% 1/21/21		450,000	491,625
6.625% (e)(f)		200,000	201,500
8% 5/3/19		250,000	314,375
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	178,500
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	521,250
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	140,570
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	200,263
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		$ 175,000	$ 212,625
7.39% 12/2/24 (e)		100,000	124,000
Precision Drilling Corp. 6.5% 12/15/21 (e)		10,000	10,325
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	546,000
5.25% 5/23/21 (Reg. S)		400,000	418,000
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Santos Finance Ltd. 8.25% 9/22/70 (h)	EUR	250,000	317,178
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,080,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	81,000
Unit Corp. 6.625% 5/15/21		100,000	101,000
WPX Energy, Inc.:
5.25% 1/15/17 (e)		55,000	54,794
6% 1/15/22 (e)		85,000	84,575
			17,047,706
Entertainment/Film - 0.1%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	15,788
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	200,000	260,282
National CineMedia LLC 7.875% 7/15/21		35,000	35,700
			311,770
Environmental - 0.1%
Landry's Acquisition Co. 11.625% 12/1/15 (e)		35,000	37,625
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	224,967
			262,592
Food & Drug Retail - 1.4%
Capsugel FinanceCo S.C.A. 9.875% 8/1/19 (Reg. S)	EUR	100,000	140,278
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	140,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,022,500
8% 8/15/20		750,000	830,625
10.375% 7/15/16		870,000	926,550
			3,060,353
Food/Beverage/Tobacco - 0.5%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	200,000	271,009
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	278,816
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	124,909
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Food/Beverage/Tobacco - continued
Suedzucker International Finance BV 5.25% (f)(h)	EUR	150,000	$ 196,681
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	100,000	136,027
			1,007,442
Gaming - 1.4%
American Casino & Entertainment Properties LLC 11% 6/15/14		$ 150,000	153,750
Chester Downs & Marina LLC 9.25% 1/15/20 (e)		45,000	45,956
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	200,000	241,971
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (h)		167,441	177,834
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	173,200
MCE Finance Ltd. 10.25% 5/15/18		100,000	110,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	300,000
8.625% 2/1/19 (e)		565,000	589,013
13% 11/15/13		500,000	585,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)		55,000	50,050
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)(g)		255,000	250,538
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	225,000
			2,902,312
Healthcare - 5.5%
Community Health Systems, Inc. 8% 11/15/19 (e)		210,000	215,775
DaVita, Inc. 6.625% 11/1/20		300,000	318,750
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	45,900
Eurofins Scientific SA 8.081% (f)(h)	EUR	100,000	119,688
ExamWorks Group, Inc. 9% 7/15/19 (e)		1,182,000	1,143,585
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	389,262
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	412,102
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	458,350
5.875% 1/31/22 (e)		625,000	640,625
6.5% 9/15/18 (e)		20,000	21,300
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	151,068
Gerresheimer AG 5% 5/19/18	EUR	54,000	72,959
HCA Holdings, Inc. 7.75% 5/15/21		950,000	995,125
HCA, Inc.:
6.5% 2/15/20		895,000	948,700
7.25% 9/15/20		1,000,000	1,077,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Healthcare - continued
HCA, Inc.: - continued
7.5% 2/15/22		$ 180,000	$ 192,600
8.5% 4/15/19		1,000,000	1,107,500
HealthSouth Corp. 7.75% 9/15/22		300,000	313,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		475,000	456,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,030
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	13,781
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	105,290
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	266,875
7.5% 2/15/20		300,000	324,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	200,000	192,269
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	134,839
Teleflex, Inc. 6.875% 6/1/19		40,000	42,700
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)		85,000	89,675
9.25% 2/1/15		300,000	326,250
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	148,875
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		1,000,000	1,040,000
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	27,600
			11,819,473
Homebuilders/Real Estate - 2.3%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	89,000
10% 11/14/16 (Reg. S)		200,000	189,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		200,000	193,000
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	153,098
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		100,000	93,750
11.75% 9/10/14		400,000	400,000
Evergrande Real Estate Group Ltd.:
7.5% 1/19/14 (Reg. S)	CNY	1,000,000	134,798
13% 1/27/15 (Reg. S)		500,000	460,000
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	166,500
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	94,000
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	280,500
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		300,000	261,150
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Homebuilders/Real Estate - continued
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		$ 200,000	$ 192,000
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	300,750
Realogy Corp.:
7.625% 1/15/20 (e)		390,000	390,468
9% 1/15/20 (e)		125,000	122,188
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	157,000
13% 3/10/16 (Reg. S)		100,000	78,750
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		200,000	164,000
9.65% 8/3/17		300,000	244,800
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	205,966
Standard Pacific Corp. 8.375% 1/15/21		255,000	258,188
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	334,000
			4,962,906
Hotels - 0.0%
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	10,625
6% 10/1/21 (e)		60,000	64,350
			74,975
Insurance - 0.1%
Achmea BV 5.125% (f)(h)	EUR	80,000	77,431
ING Verzekeringen NV 3.268% 6/21/21 (h)	EUR	50,000	59,508
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	43,849
			180,788
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	522,500
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	200,000	226,275
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	326,988
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)		5,000	5,075
			1,080,838
Metals/Mining - 2.6%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	59,250
6.25% 6/1/21		35,000	34,563
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		95,000	85,500
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	339,000
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		200,000	217,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	317,250
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Metals/Mining - continued
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		$ 400,000	$ 408,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	125,502
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		600,000	606,000
6.875% 2/1/18 (e)		60,000	60,900
8.25% 11/1/19 (e)		335,000	356,775
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	82,500
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	64,090
7.875% 5/1/18 (Reg. S)	EUR	100,000	128,179
Novelis, Inc. 8.75% 12/15/20		100,000	111,750
Peabody Energy Corp.:
6% 11/15/18 (e)		500,000	515,000
6.25% 11/15/21 (e)		500,000	515,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		400,000	447,000
SunCoke Energy, Inc. 7.625% 8/1/19		15,000	15,338
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	175,000
8.25% 6/7/21 (e)		200,000	161,000
8.75% 1/15/14 (Reg. S)		400,000	404,000
9.5% 7/18/18 (Reg. S)		100,000	89,000
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	153,000
			5,470,597
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)		1,598,000	1,797,750
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	78,477
Sino-Forest Corp. 10.25% 7/28/14		100,000	33,000
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	287,030
7.75% 11/15/19 (Reg. S)	EUR	120,000	164,802
Xerium Technologies, Inc. 8.875% 6/15/18 (e)		30,000	26,400
			2,387,459
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	100,000	66,051
Sheridan Group, Inc. 12.5% 4/15/14		97,262	85,591
			151,642
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Railroad - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		$ 150,000	$ 154,500
Restaurants - 0.2%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		500,000	516,250
Services - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	308,250
Audatex North America, Inc. 6.75% 6/15/18 (e)		35,000	36,050
Emdeon, Inc. 11% 12/31/19 (e)		60,000	64,950
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	82,650
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		965,000	1,013,250
			1,505,150
Shipping - 0.6%
CEVA Group PLC 8.375% 12/1/17 (e)		955,000	931,125
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	18,750
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	7,800
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,175
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	160,650
			1,286,500
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (h)		30,000	33,000
Steel - 0.5%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	270,000
Citic Pacific Ltd. 7.875% (f)(h)		200,000	189,373
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		335,000	333,325
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		345,000	353,625
			1,146,323
Super Retail - 0.1%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	19,750
Edcon Proprietary Ltd. 4.676% 6/15/14 (Reg. S) (h)	EUR	100,000	105,944
Sally Holdings LLC 6.875% 11/15/19 (e)		35,000	37,450
			163,144
Technology - 1.7%
Amkor Technology, Inc. 6.625% 6/1/21		150,000	151,875
Avaya, Inc. 7% 4/1/19 (e)		935,000	913,963
Eagle Parent, Inc. 8.625% 5/1/19 (e)		250,000	250,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Technology - continued
Freescale Semiconductor, Inc.:
8.05% 2/1/20		$ 395,000	$ 387,100
9.25% 4/15/18 (e)		200,000	218,500
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	104,500
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	71,283
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	755,000
NXP BV/NXP Funding LLC 3.995% 10/15/13 (h)	EUR	205,176	267,018
Rexel SA 7% 12/17/18	EUR	200,000	265,514
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		200,000	214,000
			3,598,753
Telecommunications - 6.9%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		15,000	12,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		1,025,000	966,063
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,850
Digicel Group Ltd.:
8.25% 9/1/17 (e)		300,000	316,500
8.875% 1/15/15 (e)		250,000	251,875
9.125% 1/15/15 pay-in-kind (e)(h)		200,000	202,000
10.5% 4/15/18 (e)		400,000	421,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	117,716
EH Holding Corp. 6.5% 6/15/19 (e)		715,000	744,494
Frontier Communications Corp. 8.5% 4/15/20		750,000	739,650
Indosat Palapa Co. BV 7.375% 7/29/20		200,000	224,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (e)		2,470,000	2,587,325
Level 3 Escrow, Inc. 8.125% 7/1/19 (e)		70,000	70,700
Level 3 Financing, Inc.:
8.625% 7/15/20 (e)		185,000	189,625
10% 2/1/18		200,000	213,500
Nextel Communications, Inc.:
5.95% 3/15/14		500,000	495,000
6.875% 10/31/13		1,915,000	1,915,000
NII Capital Corp. 7.625% 4/1/21		190,000	195,225
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	183,000
Portugal Telecom International Finance BV 3.75% 3/26/12	EUR	400,000	521,234
Sprint Capital Corp.:
6.875% 11/15/28		125,000	92,500
6.9% 5/1/19		815,000	694,788
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	546,006
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Telecommunications - continued
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	$ 137,335
8.5% 12/31/18 (Reg. S)	EUR	100,000	134,719
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	382,575
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		$ 400,000	388,000
7.375% 2/15/18	EUR	350,000	417,727
11.75% 7/15/17 (e)		405,000	400,950
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	259,794	256,512
Windstream Corp. 7.5% 6/1/22 (e)		500,000	540,000
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	481,456
			14,858,075
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	166,000
TOTAL NONCONVERTIBLE BONDS (Cost $146,561,462)			147,381,028
Government Obligations - 10.8%

Argentina - 0.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		193,402	153,271
7% 10/3/15		450,000	427,988
TOTAL ARGENTINA			581,259
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	186,000
8.95% 1/26/18		100,000	91,750
TOTAL BELARUS			277,750
Belize - 0.1%
Belize Government 6% 2/20/29 (d)(e)		400,000	228,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	166,500
Brazil - 1.1%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	403,900
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - continued
Brazilian Federative Republic: - continued
7.125% 1/20/37		$ 325,000	$ 443,625
10.125% 5/15/27		300,000	496,500
12.25% 3/6/30		300,000	576,750
12.75% 1/15/20		200,000	335,000
TOTAL BRAZIL			2,255,775
Colombia - 0.6%
Colombian Republic:
8.125% 5/21/24		145,000	200,825
10.375% 1/28/33		250,000	416,250
11.75% 2/25/20		445,000	700,875
TOTAL COLOMBIA			1,317,950
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	140,600
Croatia - 0.1%
Croatia Republic:
6.375% 3/24/21 (e)		200,000	185,500
6.625% 7/14/20 (e)		100,000	94,750
TOTAL CROATIA			280,250
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	251,250
El Salvador - 0.0%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	109,500
Gabon - 0.1%
Gabonese Republic 8.2% 12/12/17 (e)		100,000	116,000
Germany - 0.5%
German Federal Republic 1% 3/16/12	EUR	900,000	1,178,344
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	110,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		340,000	317,900
7.625% 3/29/41		110,000	101,618
TOTAL HUNGARY			419,518
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)		125,000	125,625
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 0.5%
Indonesian Republic:
7.75% 1/17/38 (e)		$ 325,000	$ 442,813
8.5% 10/12/35 (e)		100,000	145,250
11.625% 3/4/19 (e)		325,000	483,438
TOTAL INDONESIA			1,071,501
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	193,125
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	116,000
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	413,563
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	147,750
7.375% 2/11/20 (e)		125,000	135,000
TOTAL LITHUANIA			282,750
Mexico - 0.9%
United Mexican States:
5.125% 1/15/20		200,000	227,000
5.75% 10/12/10		300,000	315,000
6.05% 1/11/40		350,000	424,375
6.75% 9/27/34		350,000	455,000
7.5% 4/8/33		220,000	306,350
8% 12/19/13	MXN	1,900,000	154,565
11.375% 9/15/16		100,000	142,500
TOTAL MEXICO			2,024,790
Namibia - 0.1%
Namibia Republic of 5.5% 11/3/21 (e)		200,000	204,500
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		225,000	236,813
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	262,300
9.375% 4/1/29		150,000	237,000
TOTAL PANAMA			499,300
Government Obligations - continued
		Principal Amount (c)	Value
Peru - 0.3%
Peruvian Republic:
7.35% 7/21/25		$ 100,000	$ 132,750
8.75% 11/21/33		270,000	411,750
TOTAL PERU			544,500
Philippines - 0.8%
Philippine Republic:
5% 1/13/37		200,000	205,500
6.5% 1/20/20		365,000	437,088
7.75% 1/14/31		400,000	544,000
10.625% 3/16/25		360,000	576,000
TOTAL PHILIPPINES			1,762,588
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	78,838
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	477,000
Romania - 0.1%
Romanian Republic 6.75% 2/7/22		124,000	122,893
Russia - 1.3%
Russian Federation:
5% 4/29/20 (e)		300,000	314,250
7.5% 3/31/30 (Reg. S)		542,750	643,159
11% 7/24/18 (Reg. S)		750,000	1,046,250
12.75% 6/24/28 (Reg. S)		400,000	700,000
TOTAL RUSSIA			2,703,659
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		437,667	411,407
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	101,000
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		100,000	99,500
Turkey - 1.3%
Turkish Republic:
6.75% 5/30/40		300,000	306,600
7% 3/11/19		175,000	193,375
7% 6/5/20		350,000	386,330
7.375% 2/5/25		175,000	196,665
7.5% 7/14/17		325,000	367,673
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 300,000	$ 352,500
10% 12/4/13	TRY	550,000	313,087
11.875% 1/15/30		350,000	568,750
TOTAL TURKEY			2,684,980
Ukraine - 0.1%
Ukraine Government:
7.65% 6/11/13 (e)		125,000	121,725
7.75% 9/23/20 (e)		150,000	132,195
TOTAL UKRAINE			253,920
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	207,000
Venezuela - 0.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,500	40,875
11.75% 10/21/26 (Reg. S)		375,000	330,000
11.95% 8/5/31 (Reg. S)		500,000	436,250
12.75% 8/23/22		450,000	432,000
TOTAL VENEZUELA			1,239,125
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,182,869)			23,287,573
Common Stocks - 0.1%
	Shares
Metals/Mining - 0.1%
Rentech Nitrogen Partners LP (Cost $126,000)	6,300	144,081
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.8%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	200,300
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	3,000	277,980
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,084,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Homebuilders/Real Estate - 0.1%
Health Care REIT, Inc. Series I, 6.50%	4,000	$ 214,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,776,780
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (e)	450	357,750
U.S. Bancorp Series F, 6.50%	4,054	103,174
		460,924
Diversified Financial Services - 0.6%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,109,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,570,424
TOTAL PREFERRED STOCKS (Cost $3,563,038)		3,347,204
Floating Rate Loans - 8.4%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.77% 3/23/14 (h)	$ 695,000	628,975
Broadcasting - 0.7%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	261,300
Univision Communications, Inc. term loan 4.52% 3/31/17 (h)	1,250,000	1,175,000
		1,436,300
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	40,000	39,850
Capital Goods - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (h)	109,450	108,356
Chemicals - 0.6%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	130,000	130,813
INEOS US Finance:
Tranche B 2LN, term loan 7.501% 12/16/13 (h)	484,666	501,629
Floating Rate Loans - continued
	Principal Amount (c)	Value
Chemicals - continued
INEOS US Finance: - continued
Tranche C 2LN, term loan 8.001% 12/16/14 (h)	$ 515,334	$ 533,371
PolyOne Corp. Tranche B, term loan 5% 12/21/17 (h)	20,000	20,026
		1,185,839
Consumer Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 1/31/19	80,000	80,500
Diversified Financial Services - 0.1%
Nuveen Investments, Inc. Tranche B, term loan 7.25% 5/13/17 (h)	130,000	130,163
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (h)	1,000,000	620,000
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,888	14,888
		634,888
Energy - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	45,942	45,828
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	748,116	733,153
Healthcare - 0.3%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (h)	60,000	61,050
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	75,000	75,469
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.02% 6/15/15 (h)	500,000	480,000
		616,519
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (h)	35,950	33,433
term loan 4.6914% 10/10/16 (h)	957,130	890,130
		923,563
Restaurants - 0.3%
Morton's Restaurant Group, Inc. Tranche B, term loan 8.75% 1/30/17 (h)	550,000	544,500
NPC International, Inc. Tranche B, term loan 6.75% 12/28/18 (h)	85,000	85,425
		629,925
Floating Rate Loans - continued
	Principal Amount (c)	Value
Specialty Retailing - 0.4%
Claire's Stores, Inc. term loan 3.0687% 5/29/14 (h)	$ 750,000	$ 686,250
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (h)	100,000	99,250
		785,500
Super Retail - 0.7%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (h)	104,738	105,785
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (h)	1,000,000	990,000
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)	500,000	477,500
		1,573,285
Technology - 2.4%
Avaya, Inc. term loan 3.2561% 10/27/14 (h)	198,954	192,239
Ceridian Corp. term loan 3.2705% 11/8/14 (h)	144,089	134,723
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (h)	2,000,000	2,017,600
First Data Corp. term loan 4.2773% 3/24/18 (h)	1,880,000	1,649,700
Kronos, Inc. Tranche B 2LN, term loan 10.5793% 6/11/18 (h)	1,000,000	1,002,500
NXP BV Tranche A 2LN, term loan 5.5% 3/4/17 (h)	114,713	112,992
		5,109,754
Telecommunications - 1.6%
Asurion LLC:
term loan 9% 5/24/19 (h)	775,000	777,945
Tranche B, term loan 5.5% 5/24/18 (h)	311,250	310,877
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (h)	150,000	149,820
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	935,000	790,075
Genesys SA Tranche B, term loan 6.75% 1/20/19 (h)	45,000	44,888
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	300,019
term loan 6.875% 8/11/15	1,080,000	1,043,063
		3,416,687
TOTAL FLOATING RATE LOANS (Cost $18,097,767)		18,079,085
Preferred Securities - 0.8%
	Principal Amount (c)	Value
Banks & Thrifts - 0.4%
Bank of America Corp. 8% (f)(h)	$ 520,000	$ 512,314
Barclays Bank PLC 4.75% (f)(h)	30,000	24,118
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(h)	50,000	38,607
KBC Bank NV 8% (f)	100,000	99,087
Lloyds TSB Bank PLC 6.35% (f)(h)	80,000	79,559
OTP Bank PLC 5.875% (f)(h)	60,000	43,458
		797,143
Diversified Financial Services - 0.0%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	40,097
Electric Utilities - 0.3%
RWE AG 4.625% (f)(h)	100,000	126,960
Southern California Edison Co. 6.25% (f)(h)	420,000	426,203
		553,163
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	200,000	215,602
Insurance - 0.0%
Aviva PLC 4.7291% (f)(h)	50,000	50,733
Shipping - 0.0%
TUI AG 8.625% (f)(h)	50,000	54,770
TOTAL PREFERRED SECURITIES (Cost $1,803,725)		1,711,508
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $23,971,691)	23,971,691	23,971,691
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $217,306,884)		217,922,170
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,413,531)
NET ASSETS - 100%		$ 214,508,639
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,126,714 or 24.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,311
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,300	$ 200,300	$ -	$ -
Financials	2,062,904	1,387,480	675,424	-
Materials	144,081	144,081	-	-
Utilities	1,084,000	1,084,000	-	-
Corporate Bonds	147,381,028	-	147,381,028	-
Government Obligations	23,287,573	-	23,246,698	40,875
Floating Rate Loans	18,079,085	-	18,079,085	-
Preferred Securities	1,711,508	-	1,711,508	-
Money Market Funds	23,971,691	23,971,691	-	-
Total Investments in Securities:	$ 217,922,170	$ 26,787,552	$ 191,093,743	$ 40,875
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,575
Cost of Purchases	39,300
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 40,875
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,575

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $217,135,443. Net unrealized appreciation aggregated $786,727, of which $4,514,045 related to appreciated investment securities and $3,727,318 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

January 31, 2012

1.926257.100

GHI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.7%
		Principal Amount (c)	Value
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		$ 200,000	$ 180,711
Automotive - 6.2%
ArvinMeritor, Inc. 8.125% 9/15/15		25,000	24,125
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	270,683
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	272,054
7.5% 9/15/17 (Reg. S)	EUR	400,000	544,107
Delphi Corp. 6.125% 5/15/21 (e)		800,000	836,000
Faurecia SA 9.375% 12/15/16	EUR	100,000	138,970
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	380,000	465,962
7.625% 9/15/14	EUR	50,000	67,034
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	673,326
Ford Motor Co.:
6.625% 10/1/28		5,000	5,349
7.45% 7/16/31		250,000	308,125
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,563,894
4.25% 2/3/17		870,000	870,000
5.75% 2/1/21		290,000	314,650
5.875% 8/2/21		965,000	1,055,953
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		245,000	256,025
Goodyear Dunlop Tires Europe BV 6.75% 4/15/19 (Reg. S)	EUR	100,000	125,563
GT 2005 Bonds BV 6% 7/21/14 (h)		200,000	183,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		30,000	26,550
Renault SA:
4.375% 5/24/13	EUR	100,000	132,123
4.5% 4/16/12	EUR	150,000	196,944
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	67,359
			13,398,296
Banks & Thrifts - 4.7%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	EUR	400,000	375,748
Allied Irish Banks PLC:
1.351% 4/11/12 (h)	EUR	250,000	319,630
4.5% 10/1/12	EUR	110,000	135,961
Ally Financial, Inc.:
4.5% 2/11/14		230,000	228,850
6.75% 12/1/14		1,150,000	1,201,750
7.5% 9/15/20		2,065,000	2,209,550
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
8% 3/15/20		$ 185,000	$ 203,500
8% 11/1/31		930,000	985,800
8.3% 2/12/15		500,000	551,560
AMBB Capital (L) Ltd. 6.77% (f)(h)		100,000	94,649
Bank of Baroda (London) 5% 8/24/16		200,000	196,535
Bank of East Asia Ltd.:
6.375% 5/4/22 (h)		200,000	208,480
8.5% (f)(h)		100,000	102,116
Bank of Ireland 4.625% 4/8/13	EUR	50,000	61,147
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	48,394
Dexia Credit Local SA 4.3% (f)(h)	EUR	50,000	7,194
Erste Capital Finance (Jersey) 5.294% (f)(h)	EUR	50,000	35,642
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	400,000	376,690
HBOS PLC 4.875% 3/20/15	EUR	200,000	238,229
HT1 Funding GmbH 6.352% (f)(h)	EUR	50,000	37,277
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		500,000	450,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	154,011
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	101,366
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	137,459
6.875% 3/19/20 (Reg. S)	EUR	300,000	368,065
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	102,868
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	254,625
Shinhan Bank 4.375% 9/15/15 (Reg. S)		100,000	102,630
Societe Generale 4.196% (f)(h)	EUR	100,000	85,018
State Bank of India 6.439% (f)(h)		100,000	88,544
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	50,000	54,934
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		100,000	98,000
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		400,000	384,000
			10,000,222
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,500
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	100,000	103,328
Clear Channel Communications, Inc. 5% 3/15/12		1,250,000	1,246,875
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	100,000	119,023
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	139,558
			1,614,284
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Building Materials - 1.3%
Cemex Finance LLC:
9.5% 12/14/16 (e)		$ 345,000	$ 313,950
9.625% 12/14/17 (Reg. S)	EUR	160,000	173,696
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	179,912
China Shanshui Cement Group Ltd. 8.5% 5/25/16 (Reg. S)		200,000	192,000
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	100,000	124,582
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	353,147
8.5% 10/31/19	EUR	300,000	423,776
Lafarge SA:
7.625% 11/24/16	EUR	500,000	725,154
8.875% 5/27/14	EUR	100,000	143,548
Ply Gem Industries, Inc. 8.25% 2/15/18		20,000	19,400
West China Cement Ltd. 7.5% 1/25/16		200,000	168,500
			2,817,665
Cable TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	468,000
6.625% 1/31/22		240,000	249,900
7.375% 6/1/20		95,000	103,075
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	212,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,000,000	1,152,500
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	128,179
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,057,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	210,000	287,030
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	135,700
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	4,251
Musketeer GmbH 9.5% 3/15/21 (Reg. S)	EUR	200,000	272,054
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	361,975
TVN Finance Corp. II AB 10.75% 11/15/17 (Reg. S)	EUR	150,000	203,059
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	220,000	305,014
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH: - continued
9.625% 12/1/19 (Reg S.)	EUR	100,000	$ 138,970
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	67,032
9.75% 4/15/18 (Reg. S)	EUR	389,000	531,688
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		$ 500,000	507,500
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	156,000
UPCB Finance Vi Ltd. 6.875% 1/15/22 (e)		150,000	150,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	439,471
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	137,008
			7,067,906
Capital Goods - 0.8%
CNH Capital LLC 6.25% 11/1/16 (e)		500,000	532,500
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		100,000	100,375
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	65,724
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	182,000
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	103,750
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	256,358
Wendel SA:
4.375% 8/9/17	EUR	250,000	296,741
4.875% 11/4/14	EUR	150,000	198,400
			1,735,848
Chemicals - 1.8%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	200,607
Clariant Finance SA (Luxembourg):
4.375% 4/5/13	EUR	250,000	334,024
5.625% 1/24/17	EUR	100,000	134,833
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	310,000	348,902
8.5% 2/15/16 (e)		160,000	143,200
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	250,000	317,178
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		400,000	398,000
10% 6/15/18 (Reg. S)	EUR	200,000	260,936
Lyondell Chemical Co.:
8% 11/1/17	EUR	162,000	228,839
11% 5/1/18		1,007,487	1,103,198
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Chemicals - continued
LyondellBasell Industries NV 6% 11/15/21 (e)		$ 200,000	$ 217,500
Rhodia SA 7% 5/15/18	EUR	50,000	71,349
			3,758,566
Consumer Products - 0.3%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	276,971
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	26,000
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	140,205
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,500
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,500
			698,176
Containers - 1.7%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	105,964	111,079
11.125% 6/1/18 pay-in-kind (e)		211,928	182,258
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	300,000	358,051
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	735,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	133,411
9.125% 10/15/20 (e)		255,000	258,825
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)		200,000	200,500
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	137,335
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	214,755
Rexam PLC 6.75% 6/29/67 (h)	EUR	125,000	158,180
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.125% 4/15/19 (e)		55,000	57,819
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)		500,000	521,875
8.25% 2/15/21 (e)		250,000	236,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (e)		250,000	270,313
			3,575,651
Diversified Financial Services - 7.0%
Aircastle Ltd. 9.75% 8/1/18 (e)		100,000	109,500
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	65,248
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	110,000	128,048
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		$ 300,000	$ 267,750
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	80,000	97,311
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	293,299	262,727
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	122,620
CIT Group, Inc.:
6.625% 4/1/18 (e)		800,000	852,000
7% 5/4/15 (e)		745,000	745,000
7% 5/2/16 (e)		450,000	451,125
7% 5/2/17 (e)		1,470,000	1,471,838
7% 5/2/17 (Reg. S)		125,000	125,156
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	100,000	132,457
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	223,850
11.75% 1/31/20 (Reg. S)	EUR	200,000	254,422
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	130,658
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	266,824
7.125% 1/15/13	EUR	200,000	271,400
7.25% 7/15/13	EUR	150,000	205,512
9.375% 1/17/14	EUR	100,000	143,711
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	199,783
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		450,000	466,875
8% 1/15/18 (e)		275,000	286,688
International Lease Finance Corp.:
5.625% 9/20/13		766,000	767,915
5.75% 5/15/16		120,000	118,200
5.875% 5/1/13		1,580,000	1,580,000
6.25% 5/15/19		640,000	627,512
8.25% 12/15/20		850,000	911,625
8.625% 9/15/15		975,000	1,050,563
8.625% 1/15/22		595,000	639,625
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	202,994
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	202,064
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		250,000	265,625
SLM Corp.:
6% 1/25/17		135,000	135,000
7.25% 1/25/22		145,000	145,363
8% 3/25/20		440,000	466,400
8.45% 6/15/18		50,000	54,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	$ 165,129
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	338,432
			14,951,075
Diversified Media - 0.3%
Block Communications, Inc. 7.25% 2/1/20 (e)		$ 660,000	671,550
Lamar Media Corp. 5.875% 2/1/22 (e)(g)		55,000	55,275
WM Finance Corp. 9.5% 6/15/16 (e)		15,000	16,238
			743,063
Electric Utilities - 5.9%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	61,950
Bhira Investments Ltd. 8.5% 4/27/71 (h)		200,000	195,543
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		500,000	537,500
Calpine Corp. 7.875% 1/15/23 (e)		900,000	965,250
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		400,000	373,676
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		310,000	330,150
7.25% 10/15/21 (e)		95,000	105,688
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	39,428
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,461,750
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		235,000	253,800
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	51,975
9.875% 10/15/20		385,000	361,400
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	198,154
9% 6/30/17 (e)		1,130,000	1,197,800
International Power Finance 2010 PLC 7.25% 5/11/17 (Reg. S)	EUR	100,000	144,334
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		200,000	215,324
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		200,000	229,500
8% 8/7/19 (e)		275,000	330,000
8% 8/7/19 (Reg. S)		100,000	119,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	168,350
National Power Corp. 6.875% 11/2/16 (e)		100,000	113,750
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	216,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	375,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Electric Utilities - continued
NV Energy, Inc. 6.25% 11/15/20		$ 1,000,000	$ 1,080,949
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	208,500
Puget Energy, Inc. 6% 9/1/21		1,045,000	1,094,543
RRI Energy, Inc. 7.625% 6/15/14		310,000	310,000
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		200,000	220,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	38,588
8% 10/15/17		300,000	334,500
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	150,000	183,440
TXU Corp.:
5.55% 11/15/14		75,000	51,750
6.5% 11/15/24		165,000	74,250
6.55% 11/15/34		110,000	48,675
			12,691,017
Energy - 7.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	85,425
7% 5/20/22		180,000	180,450
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18 (e)		500,000	536,250
ATP Oil & Gas Corp. 11.875% 5/1/15		480,000	312,000
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	30,975
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	24,875
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	193,325
Bill Barrett Corp. 7.625% 10/1/19		200,000	204,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)		20,000	20,100
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (e)		130,000	130,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (e)		500,000	503,750
6.125% 7/15/22 (e)		170,000	172,975
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	65,325
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)		390,000	378,300
Concho Resources, Inc. 6.5% 1/15/22		130,000	139,100
Continental Resources, Inc. 8.25% 10/1/19		300,000	331,500
Edgen Murray Corp. 12.25% 1/15/15		150,000	139,875
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,150
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		400,000	360,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		$ 500,000	$ 470,000
Forbes Energy Services Ltd. 9% 6/15/19		95,000	91,200
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	218,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	326,400
7% 10/1/18		291,000	282,270
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	288,750
7% 5/5/20 (e)		100,000	109,250
9.125% 7/2/18 (e)		100,000	121,250
11.75% 1/23/15 (e)		225,000	272,250
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		225,000	239,063
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (e)		335,000	335,000
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		105,000	111,300
McJunkin Red Man Corp. 9.5% 12/15/16		150,000	159,375
MIE Holdings Corp. 9.75% 5/12/16		200,000	184,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	68,667
Offshore Group Investment Ltd. 11.5% 8/1/15		15,000	16,613
Oil States International, Inc. 6.5% 6/1/19		30,000	31,875
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	158,025
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	580,500
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		205,000	208,588
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	558,125
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	546,000
5.5% 4/12/37		750,000	376,875
8% 11/17/13		200,000	196,000
8.5% 11/2/17 (e)		800,000	642,000
12.75% 2/17/22 (e)		1,450,000	1,272,375
Petroleos Mexicanos:
5.5% 1/21/21		450,000	491,625
6.625% (e)(f)		200,000	201,500
8% 5/3/19		250,000	314,375
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	178,500
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	521,250
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	140,570
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	200,263
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		$ 175,000	$ 212,625
7.39% 12/2/24 (e)		100,000	124,000
Precision Drilling Corp. 6.5% 12/15/21 (e)		10,000	10,325
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	546,000
5.25% 5/23/21 (Reg. S)		400,000	418,000
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Santos Finance Ltd. 8.25% 9/22/70 (h)	EUR	250,000	317,178
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,080,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	81,000
Unit Corp. 6.625% 5/15/21		100,000	101,000
WPX Energy, Inc.:
5.25% 1/15/17 (e)		55,000	54,794
6% 1/15/22 (e)		85,000	84,575
			17,047,706
Entertainment/Film - 0.1%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	15,788
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	200,000	260,282
National CineMedia LLC 7.875% 7/15/21		35,000	35,700
			311,770
Environmental - 0.1%
Landry's Acquisition Co. 11.625% 12/1/15 (e)		35,000	37,625
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	224,967
			262,592
Food & Drug Retail - 1.4%
Capsugel FinanceCo S.C.A. 9.875% 8/1/19 (Reg. S)	EUR	100,000	140,278
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	140,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,022,500
8% 8/15/20		750,000	830,625
10.375% 7/15/16		870,000	926,550
			3,060,353
Food/Beverage/Tobacco - 0.5%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	200,000	271,009
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	278,816
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	124,909
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Food/Beverage/Tobacco - continued
Suedzucker International Finance BV 5.25% (f)(h)	EUR	150,000	$ 196,681
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	100,000	136,027
			1,007,442
Gaming - 1.4%
American Casino & Entertainment Properties LLC 11% 6/15/14		$ 150,000	153,750
Chester Downs & Marina LLC 9.25% 1/15/20 (e)		45,000	45,956
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	200,000	241,971
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (h)		167,441	177,834
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	173,200
MCE Finance Ltd. 10.25% 5/15/18		100,000	110,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	300,000
8.625% 2/1/19 (e)		565,000	589,013
13% 11/15/13		500,000	585,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)		55,000	50,050
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)(g)		255,000	250,538
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	225,000
			2,902,312
Healthcare - 5.5%
Community Health Systems, Inc. 8% 11/15/19 (e)		210,000	215,775
DaVita, Inc. 6.625% 11/1/20		300,000	318,750
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	45,900
Eurofins Scientific SA 8.081% (f)(h)	EUR	100,000	119,688
ExamWorks Group, Inc. 9% 7/15/19 (e)		1,182,000	1,143,585
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	389,262
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	412,102
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	458,350
5.875% 1/31/22 (e)		625,000	640,625
6.5% 9/15/18 (e)		20,000	21,300
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	151,068
Gerresheimer AG 5% 5/19/18	EUR	54,000	72,959
HCA Holdings, Inc. 7.75% 5/15/21		950,000	995,125
HCA, Inc.:
6.5% 2/15/20		895,000	948,700
7.25% 9/15/20		1,000,000	1,077,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Healthcare - continued
HCA, Inc.: - continued
7.5% 2/15/22		$ 180,000	$ 192,600
8.5% 4/15/19		1,000,000	1,107,500
HealthSouth Corp. 7.75% 9/15/22		300,000	313,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		475,000	456,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,030
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	13,781
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	105,290
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	266,875
7.5% 2/15/20		300,000	324,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	200,000	192,269
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	134,839
Teleflex, Inc. 6.875% 6/1/19		40,000	42,700
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)		85,000	89,675
9.25% 2/1/15		300,000	326,250
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	148,875
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		1,000,000	1,040,000
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	27,600
			11,819,473
Homebuilders/Real Estate - 2.3%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	89,000
10% 11/14/16 (Reg. S)		200,000	189,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		200,000	193,000
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	153,098
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		100,000	93,750
11.75% 9/10/14		400,000	400,000
Evergrande Real Estate Group Ltd.:
7.5% 1/19/14 (Reg. S)	CNY	1,000,000	134,798
13% 1/27/15 (Reg. S)		500,000	460,000
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	166,500
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	94,000
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	280,500
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		300,000	261,150
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Homebuilders/Real Estate - continued
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		$ 200,000	$ 192,000
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	300,750
Realogy Corp.:
7.625% 1/15/20 (e)		390,000	390,468
9% 1/15/20 (e)		125,000	122,188
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	157,000
13% 3/10/16 (Reg. S)		100,000	78,750
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		200,000	164,000
9.65% 8/3/17		300,000	244,800
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	205,966
Standard Pacific Corp. 8.375% 1/15/21		255,000	258,188
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	334,000
			4,962,906
Hotels - 0.0%
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	10,625
6% 10/1/21 (e)		60,000	64,350
			74,975
Insurance - 0.1%
Achmea BV 5.125% (f)(h)	EUR	80,000	77,431
ING Verzekeringen NV 3.268% 6/21/21 (h)	EUR	50,000	59,508
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	43,849
			180,788
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	522,500
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	200,000	226,275
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	326,988
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)		5,000	5,075
			1,080,838
Metals/Mining - 2.6%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	59,250
6.25% 6/1/21		35,000	34,563
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		95,000	85,500
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	339,000
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		200,000	217,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	317,250
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Metals/Mining - continued
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		$ 400,000	$ 408,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	125,502
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		600,000	606,000
6.875% 2/1/18 (e)		60,000	60,900
8.25% 11/1/19 (e)		335,000	356,775
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	82,500
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	64,090
7.875% 5/1/18 (Reg. S)	EUR	100,000	128,179
Novelis, Inc. 8.75% 12/15/20		100,000	111,750
Peabody Energy Corp.:
6% 11/15/18 (e)		500,000	515,000
6.25% 11/15/21 (e)		500,000	515,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		400,000	447,000
SunCoke Energy, Inc. 7.625% 8/1/19		15,000	15,338
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	175,000
8.25% 6/7/21 (e)		200,000	161,000
8.75% 1/15/14 (Reg. S)		400,000	404,000
9.5% 7/18/18 (Reg. S)		100,000	89,000
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	153,000
			5,470,597
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)		1,598,000	1,797,750
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	78,477
Sino-Forest Corp. 10.25% 7/28/14		100,000	33,000
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	287,030
7.75% 11/15/19 (Reg. S)	EUR	120,000	164,802
Xerium Technologies, Inc. 8.875% 6/15/18 (e)		30,000	26,400
			2,387,459
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	100,000	66,051
Sheridan Group, Inc. 12.5% 4/15/14		97,262	85,591
			151,642
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Railroad - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		$ 150,000	$ 154,500
Restaurants - 0.2%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		500,000	516,250
Services - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	308,250
Audatex North America, Inc. 6.75% 6/15/18 (e)		35,000	36,050
Emdeon, Inc. 11% 12/31/19 (e)		60,000	64,950
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	82,650
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		965,000	1,013,250
			1,505,150
Shipping - 0.6%
CEVA Group PLC 8.375% 12/1/17 (e)		955,000	931,125
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	18,750
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	7,800
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,175
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	160,650
			1,286,500
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (h)		30,000	33,000
Steel - 0.5%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	270,000
Citic Pacific Ltd. 7.875% (f)(h)		200,000	189,373
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		335,000	333,325
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		345,000	353,625
			1,146,323
Super Retail - 0.1%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	19,750
Edcon Proprietary Ltd. 4.676% 6/15/14 (Reg. S) (h)	EUR	100,000	105,944
Sally Holdings LLC 6.875% 11/15/19 (e)		35,000	37,450
			163,144
Technology - 1.7%
Amkor Technology, Inc. 6.625% 6/1/21		150,000	151,875
Avaya, Inc. 7% 4/1/19 (e)		935,000	913,963
Eagle Parent, Inc. 8.625% 5/1/19 (e)		250,000	250,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Technology - continued
Freescale Semiconductor, Inc.:
8.05% 2/1/20		$ 395,000	$ 387,100
9.25% 4/15/18 (e)		200,000	218,500
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	104,500
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	71,283
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	755,000
NXP BV/NXP Funding LLC 3.995% 10/15/13 (h)	EUR	205,176	267,018
Rexel SA 7% 12/17/18	EUR	200,000	265,514
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		200,000	214,000
			3,598,753
Telecommunications - 6.9%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		15,000	12,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		1,025,000	966,063
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,850
Digicel Group Ltd.:
8.25% 9/1/17 (e)		300,000	316,500
8.875% 1/15/15 (e)		250,000	251,875
9.125% 1/15/15 pay-in-kind (e)(h)		200,000	202,000
10.5% 4/15/18 (e)		400,000	421,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	117,716
EH Holding Corp. 6.5% 6/15/19 (e)		715,000	744,494
Frontier Communications Corp. 8.5% 4/15/20		750,000	739,650
Indosat Palapa Co. BV 7.375% 7/29/20		200,000	224,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (e)		2,470,000	2,587,325
Level 3 Escrow, Inc. 8.125% 7/1/19 (e)		70,000	70,700
Level 3 Financing, Inc.:
8.625% 7/15/20 (e)		185,000	189,625
10% 2/1/18		200,000	213,500
Nextel Communications, Inc.:
5.95% 3/15/14		500,000	495,000
6.875% 10/31/13		1,915,000	1,915,000
NII Capital Corp. 7.625% 4/1/21		190,000	195,225
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	183,000
Portugal Telecom International Finance BV 3.75% 3/26/12	EUR	400,000	521,234
Sprint Capital Corp.:
6.875% 11/15/28		125,000	92,500
6.9% 5/1/19		815,000	694,788
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	546,006
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Telecommunications - continued
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	$ 137,335
8.5% 12/31/18 (Reg. S)	EUR	100,000	134,719
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	382,575
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		$ 400,000	388,000
7.375% 2/15/18	EUR	350,000	417,727
11.75% 7/15/17 (e)		405,000	400,950
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	259,794	256,512
Windstream Corp. 7.5% 6/1/22 (e)		500,000	540,000
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	481,456
			14,858,075
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	166,000
TOTAL NONCONVERTIBLE BONDS (Cost $146,561,462)			147,381,028
Government Obligations - 10.8%

Argentina - 0.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		193,402	153,271
7% 10/3/15		450,000	427,988
TOTAL ARGENTINA			581,259
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	186,000
8.95% 1/26/18		100,000	91,750
TOTAL BELARUS			277,750
Belize - 0.1%
Belize Government 6% 2/20/29 (d)(e)		400,000	228,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	166,500
Brazil - 1.1%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	403,900
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - continued
Brazilian Federative Republic: - continued
7.125% 1/20/37		$ 325,000	$ 443,625
10.125% 5/15/27		300,000	496,500
12.25% 3/6/30		300,000	576,750
12.75% 1/15/20		200,000	335,000
TOTAL BRAZIL			2,255,775
Colombia - 0.6%
Colombian Republic:
8.125% 5/21/24		145,000	200,825
10.375% 1/28/33		250,000	416,250
11.75% 2/25/20		445,000	700,875
TOTAL COLOMBIA			1,317,950
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	140,600
Croatia - 0.1%
Croatia Republic:
6.375% 3/24/21 (e)		200,000	185,500
6.625% 7/14/20 (e)		100,000	94,750
TOTAL CROATIA			280,250
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	251,250
El Salvador - 0.0%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	109,500
Gabon - 0.1%
Gabonese Republic 8.2% 12/12/17 (e)		100,000	116,000
Germany - 0.5%
German Federal Republic 1% 3/16/12	EUR	900,000	1,178,344
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	110,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		340,000	317,900
7.625% 3/29/41		110,000	101,618
TOTAL HUNGARY			419,518
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)		125,000	125,625
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 0.5%
Indonesian Republic:
7.75% 1/17/38 (e)		$ 325,000	$ 442,813
8.5% 10/12/35 (e)		100,000	145,250
11.625% 3/4/19 (e)		325,000	483,438
TOTAL INDONESIA			1,071,501
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	193,125
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	116,000
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	413,563
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	147,750
7.375% 2/11/20 (e)		125,000	135,000
TOTAL LITHUANIA			282,750
Mexico - 0.9%
United Mexican States:
5.125% 1/15/20		200,000	227,000
5.75% 10/12/10		300,000	315,000
6.05% 1/11/40		350,000	424,375
6.75% 9/27/34		350,000	455,000
7.5% 4/8/33		220,000	306,350
8% 12/19/13	MXN	1,900,000	154,565
11.375% 9/15/16		100,000	142,500
TOTAL MEXICO			2,024,790
Namibia - 0.1%
Namibia Republic of 5.5% 11/3/21 (e)		200,000	204,500
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		225,000	236,813
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	262,300
9.375% 4/1/29		150,000	237,000
TOTAL PANAMA			499,300
Government Obligations - continued
		Principal Amount (c)	Value
Peru - 0.3%
Peruvian Republic:
7.35% 7/21/25		$ 100,000	$ 132,750
8.75% 11/21/33		270,000	411,750
TOTAL PERU			544,500
Philippines - 0.8%
Philippine Republic:
5% 1/13/37		200,000	205,500
6.5% 1/20/20		365,000	437,088
7.75% 1/14/31		400,000	544,000
10.625% 3/16/25		360,000	576,000
TOTAL PHILIPPINES			1,762,588
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	78,838
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	477,000
Romania - 0.1%
Romanian Republic 6.75% 2/7/22		124,000	122,893
Russia - 1.3%
Russian Federation:
5% 4/29/20 (e)		300,000	314,250
7.5% 3/31/30 (Reg. S)		542,750	643,159
11% 7/24/18 (Reg. S)		750,000	1,046,250
12.75% 6/24/28 (Reg. S)		400,000	700,000
TOTAL RUSSIA			2,703,659
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		437,667	411,407
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	101,000
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		100,000	99,500
Turkey - 1.3%
Turkish Republic:
6.75% 5/30/40		300,000	306,600
7% 3/11/19		175,000	193,375
7% 6/5/20		350,000	386,330
7.375% 2/5/25		175,000	196,665
7.5% 7/14/17		325,000	367,673
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 300,000	$ 352,500
10% 12/4/13	TRY	550,000	313,087
11.875% 1/15/30		350,000	568,750
TOTAL TURKEY			2,684,980
Ukraine - 0.1%
Ukraine Government:
7.65% 6/11/13 (e)		125,000	121,725
7.75% 9/23/20 (e)		150,000	132,195
TOTAL UKRAINE			253,920
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	207,000
Venezuela - 0.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,500	40,875
11.75% 10/21/26 (Reg. S)		375,000	330,000
11.95% 8/5/31 (Reg. S)		500,000	436,250
12.75% 8/23/22		450,000	432,000
TOTAL VENEZUELA			1,239,125
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,182,869)			23,287,573
Common Stocks - 0.1%
	Shares
Metals/Mining - 0.1%
Rentech Nitrogen Partners LP (Cost $126,000)	6,300	144,081
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.8%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	200,300
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	3,000	277,980
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,084,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Homebuilders/Real Estate - 0.1%
Health Care REIT, Inc. Series I, 6.50%	4,000	$ 214,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,776,780
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (e)	450	357,750
U.S. Bancorp Series F, 6.50%	4,054	103,174
		460,924
Diversified Financial Services - 0.6%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,109,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,570,424
TOTAL PREFERRED STOCKS (Cost $3,563,038)		3,347,204
Floating Rate Loans - 8.4%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.77% 3/23/14 (h)	$ 695,000	628,975
Broadcasting - 0.7%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	261,300
Univision Communications, Inc. term loan 4.52% 3/31/17 (h)	1,250,000	1,175,000
		1,436,300
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	40,000	39,850
Capital Goods - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (h)	109,450	108,356
Chemicals - 0.6%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	130,000	130,813
INEOS US Finance:
Tranche B 2LN, term loan 7.501% 12/16/13 (h)	484,666	501,629
Floating Rate Loans - continued
	Principal Amount (c)	Value
Chemicals - continued
INEOS US Finance: - continued
Tranche C 2LN, term loan 8.001% 12/16/14 (h)	$ 515,334	$ 533,371
PolyOne Corp. Tranche B, term loan 5% 12/21/17 (h)	20,000	20,026
		1,185,839
Consumer Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 1/31/19	80,000	80,500
Diversified Financial Services - 0.1%
Nuveen Investments, Inc. Tranche B, term loan 7.25% 5/13/17 (h)	130,000	130,163
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (h)	1,000,000	620,000
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,888	14,888
		634,888
Energy - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	45,942	45,828
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	748,116	733,153
Healthcare - 0.3%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (h)	60,000	61,050
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	75,000	75,469
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.02% 6/15/15 (h)	500,000	480,000
		616,519
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (h)	35,950	33,433
term loan 4.6914% 10/10/16 (h)	957,130	890,130
		923,563
Restaurants - 0.3%
Morton's Restaurant Group, Inc. Tranche B, term loan 8.75% 1/30/17 (h)	550,000	544,500
NPC International, Inc. Tranche B, term loan 6.75% 12/28/18 (h)	85,000	85,425
		629,925
Floating Rate Loans - continued
	Principal Amount (c)	Value
Specialty Retailing - 0.4%
Claire's Stores, Inc. term loan 3.0687% 5/29/14 (h)	$ 750,000	$ 686,250
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (h)	100,000	99,250
		785,500
Super Retail - 0.7%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (h)	104,738	105,785
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (h)	1,000,000	990,000
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)	500,000	477,500
		1,573,285
Technology - 2.4%
Avaya, Inc. term loan 3.2561% 10/27/14 (h)	198,954	192,239
Ceridian Corp. term loan 3.2705% 11/8/14 (h)	144,089	134,723
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (h)	2,000,000	2,017,600
First Data Corp. term loan 4.2773% 3/24/18 (h)	1,880,000	1,649,700
Kronos, Inc. Tranche B 2LN, term loan 10.5793% 6/11/18 (h)	1,000,000	1,002,500
NXP BV Tranche A 2LN, term loan 5.5% 3/4/17 (h)	114,713	112,992
		5,109,754
Telecommunications - 1.6%
Asurion LLC:
term loan 9% 5/24/19 (h)	775,000	777,945
Tranche B, term loan 5.5% 5/24/18 (h)	311,250	310,877
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (h)	150,000	149,820
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	935,000	790,075
Genesys SA Tranche B, term loan 6.75% 1/20/19 (h)	45,000	44,888
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	300,019
term loan 6.875% 8/11/15	1,080,000	1,043,063
		3,416,687
TOTAL FLOATING RATE LOANS (Cost $18,097,767)		18,079,085
Preferred Securities - 0.8%
	Principal Amount (c)	Value
Banks & Thrifts - 0.4%
Bank of America Corp. 8% (f)(h)	$ 520,000	$ 512,314
Barclays Bank PLC 4.75% (f)(h)	30,000	24,118
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(h)	50,000	38,607
KBC Bank NV 8% (f)	100,000	99,087
Lloyds TSB Bank PLC 6.35% (f)(h)	80,000	79,559
OTP Bank PLC 5.875% (f)(h)	60,000	43,458
		797,143
Diversified Financial Services - 0.0%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	40,097
Electric Utilities - 0.3%
RWE AG 4.625% (f)(h)	100,000	126,960
Southern California Edison Co. 6.25% (f)(h)	420,000	426,203
		553,163
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	200,000	215,602
Insurance - 0.0%
Aviva PLC 4.7291% (f)(h)	50,000	50,733
Shipping - 0.0%
TUI AG 8.625% (f)(h)	50,000	54,770
TOTAL PREFERRED SECURITIES (Cost $1,803,725)		1,711,508
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $23,971,691)	23,971,691	23,971,691
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $217,306,884)		217,922,170
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,413,531)
NET ASSETS - 100%		$ 214,508,639
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,126,714 or 24.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,311
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,300	$ 200,300	$ -	$ -
Financials	2,062,904	1,387,480	675,424	-
Materials	144,081	144,081	-	-
Utilities	1,084,000	1,084,000	-	-
Corporate Bonds	147,381,028	-	147,381,028	-
Government Obligations	23,287,573	-	23,246,698	40,875
Floating Rate Loans	18,079,085	-	18,079,085	-
Preferred Securities	1,711,508	-	1,711,508	-
Money Market Funds	23,971,691	23,971,691	-	-
Total Investments in Securities:	$ 217,922,170	$ 26,787,552	$ 191,093,743	$ 40,875
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,575
Cost of Purchases	39,300
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 40,875
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,575

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $217,135,443. Net unrealized appreciation aggregated $786,727, of which $4,514,045 related to appreciated investment securities and $3,727,318 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2012

1.813054.107

CAI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.9%
Automotive - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 12,483
Energy - 0.6%
Cal Dive International, Inc. 3.25% 12/15/25	7,112	7,103
Chesapeake Energy Corp.:
2.5% 5/15/37	34,326	30,018
2.5% 5/15/37	20,728	18,236
		55,357
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	13,630	12,540
TOTAL CONVERTIBLE BONDS		80,380
Nonconvertible Bonds - 70.1%
Aerospace - 0.8%
ADS Tactical, Inc. 11% 4/1/18 (e)	4,475	4,408
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,267
12% 11/1/14 pay-in-kind	3,913	3,385
Hexcel Corp. 6.75% 2/1/15	2,655	2,678
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	4,532	4,691
7.125% 3/15/21 (e)	4,532	4,736
Sequa Corp.:
11.75% 12/1/15 (e)	38,310	40,321
13.5% 12/1/15 pay-in-kind (e)	15,587	16,600
		78,086
Air Transportation - 1.8%
Air Canada 9.25% 8/1/15 (e)	17,706	16,909
American Airlines, Inc. equipment trust certificate 13% 8/1/16	10,489	11,171
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	14,801	16,059
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,845	2,860
Continental Airlines, Inc. 7.25% 11/10/19	12,970	14,332
Delta Air Lines, Inc. 9.5% 9/15/14 (e)	3,468	3,681
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	29,169	31,503
8.021% 8/10/22	13,934	14,020
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	$ 7,958	$ 8,276
8.028% 11/1/17	2,425	2,401
United Air Lines, Inc.:
9.875% 8/1/13 (e)	5,303	5,555
12% 11/1/13 (e)	9,363	9,878
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	19,404	21,902
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25	13,950	13,636
		172,183
Automotive - 2.8%
Accuride Corp. 9.5% 8/1/18	1,604	1,652
Affinia Group, Inc:
9% 11/30/14	13,208	13,274
10.75% 8/15/16 (e)	1,902	2,078
ArvinMeritor, Inc. 10.625% 3/15/18	5,566	5,510
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,044
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,389
6.75% 2/15/21	4,038	4,260
Delphi Corp.:
5.875% 5/15/19 (e)	13,590	14,168
6.125% 5/15/21 (e)	12,615	13,183
Exide Technologies 8.625% 2/1/18	5,526	4,559
Ford Motor Co. 7.45% 7/16/31	4,420	5,448
Ford Motor Credit Co. LLC:
5.75% 2/1/21	5,070	5,501
5.875% 8/2/21	20,265	22,175
12% 5/15/15	34,469	43,000
General Motors Acceptance Corp. 8% 11/1/31	33,184	34,428
General Motors Corp.:
6.75% 5/1/28 (c)	30,632	205
7.125% 7/15/13 (c)	3,954	26
7.2% 1/15/11 (c)	9,896	66
7.4% 9/1/25 (c)	1,235	8
7.7% 4/15/16 (c)	21,189	142
8.25% 7/15/23 (c)	11,961	80
8.375% 7/15/33 (c)	17,293	116
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)	16,900	17,661
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (e)	$ 14,445	$ 12,784
RSC Equipment Rental, Inc. 10% 7/15/17 (e)	7,291	8,421
Stoneridge, Inc. 9.5% 10/15/17 (e)	5,694	5,808
Tenneco, Inc.:
6.875% 12/15/20	15,510	16,518
7.75% 8/15/18	3,812	4,060
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	8,714	9,542
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	12,030	12,662
		268,768
Banks & Thrifts - 2.9%
Ally Financial, Inc.:
3.6492% 2/11/14 (h)	39,220	38,240
6.75% 12/1/14	8,237	8,608
7.5% 9/15/20	26,615	28,478
8% 3/15/20	47,317	52,049
8% 11/1/31	134,296	142,354
		269,729
Broadcasting - 0.2%
Gray Television, Inc. 10.5% 6/29/15	5,284	5,482
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,259
		14,741
Building Materials - 1.3%
Building Materials Corp. of America 6.75% 5/1/21 (e)	12,905	13,873
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (e)	2,545	2,163
Cemex Finance LLC 9.5% 12/14/16 (e)	51,200	46,592
Cemex SA de CV:
5.5793% 9/30/15 (e)(h)	26,625	22,099
9% 1/11/18 (e)	29,630	25,778
General Cable Corp. 7.125% 4/1/17	2,449	2,492
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	11,185	11,465
		124,462
Cable TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	28,370	29,505
6.625% 1/31/22	17,645	18,373
7.375% 6/1/20	12,500	13,563
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.875% 4/30/18	$ 7,751	$ 8,410
8.125% 4/30/20	18,473	20,436
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	24,606	26,082
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	10,938	12,606
DISH DBS Corp. 6.75% 6/1/21	25,875	28,268
EchoStar Communications Corp. 7.125% 2/1/16	43,061	46,936
ONO Finance II PLC 10.875% 7/15/19 (e)	3,022	2,705
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	10,445	10,602
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	10,400	10,816
Videotron Ltd. 6.875% 1/15/14	1,636	1,638
		229,940
Capital Goods - 0.2%
Harbinger Group, Inc. 10.625% 11/15/15	6,512	6,650
Terex Corp. 10.875% 6/1/16	14,070	15,794
		22,444
Chemicals - 1.4%
Celanese US Holdings LLC 5.875% 6/15/21	7,055	7,549
Ferro Corp. 7.875% 8/15/18	10,602	10,894
Georgia Gulf Corp. 9% 1/15/17 (e)	8,325	9,303
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	13,625	12,194
Lyondell Chemical Co. 8% 11/1/17	5,219	5,832
LyondellBasell Industries NV 6% 11/15/21 (e)	7,330	7,971
Momentive Performance Materials, Inc. 9% 1/15/21	28,800	26,064
NOVA Chemicals Corp. 3.7836% 11/15/13 (h)	4,696	4,684
OMNOVA Solutions, Inc. 7.875% 11/1/18	12,841	11,750
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (e)	8,712	9,060
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,291
PolyOne Corp. 7.375% 9/15/20	4,506	4,844
Solutia, Inc.:
7.875% 3/15/20	5,738	6,742
8.75% 11/1/17	3,121	3,535
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)(g)	2,660	2,710
TPC Group LLC 8.25% 10/1/17	5,354	5,622
		133,045
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15	$ 1,707	$ 1,895
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,534
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,309
Hines Nurseries, Inc. 10.25% 10/1/49 (c)	2,480	25
Jarden Corp. 6.125% 11/15/22	7,850	8,105
NBTY, Inc. 9% 10/1/18	12,257	13,544
Prestige Brands, Inc. 8.125% 2/1/20 (e)	1,650	1,716
Reddy Ice Corp.:
11.25% 3/15/15	6,974	6,590
13.25% 11/1/15	11,356	4,826
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,399
Sealy Mattress Co. 10.875% 4/15/16 (e)	4,008	4,329
		61,272
Containers - 2.8%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	12,917	11,109
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	3,489	3,663
9.125% 10/15/20 (e)	11,029	11,194
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	5,145	5,158
Berry Plastics Corp.:
8.25% 11/15/15	11,238	12,053
9.75% 1/15/21	24,263	25,476
Berry Plastics Holding Corp. 4.4213% 9/15/14 (h)	1,765	1,659
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (h)	6,241	6,048
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	13,726	14,858
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,913
7.5% 12/15/96	12,871	10,297
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (e)	10,137	10,657
9% 4/15/19 (e)	35,660	35,482
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	15,185	15,849
8.25% 2/15/21 (e)	56,871	53,743
9% 5/15/18 (e)	1,070	1,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)	$ 17,000	$ 18,381
9.875% 8/15/19 (e)	25,000	25,375
		263,980
Diversified Financial Services - 5.9%
Aircastle Ltd. 9.75% 8/1/18	4,528	4,958
CIT Group, Inc.:
7% 5/4/15 (e)	7,854	7,854
7% 5/1/16	1	1
7% 5/2/16 (e)	2,063	2,068
7% 5/1/17	0*	0 *
7% 5/2/17 (e)	65,513	65,595
Eileme 2 AB 11.625% 1/31/20 (e)	17,615	17,923
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	38,961	40,519
8% 1/15/18	56,951	59,087
8% 1/15/18 (e)	20,160	21,017
Ineos Finance PLC 9% 5/15/15 (e)	7,086	7,387
International Lease Finance Corp.:
5.75% 5/15/16	29,150	28,713
6.25% 5/15/19	59,200	58,045
6.75% 9/1/16 (e)	11,300	12,119
7.125% 9/1/18 (e)	40,123	43,834
8.25% 12/15/20	21,797	23,377
8.625% 9/15/15	20,809	22,422
8.625% 1/15/22	48,750	52,406
8.75% 3/15/17	46,238	50,399
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	9,516	5,673
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)	7,915	8,410
SLM Corp.:
6% 1/25/17	9,555	9,555
7.25% 1/25/22	10,290	10,316
		551,678
Diversified Media - 0.7%
Checkout Holding Corp. 0% 11/15/15 (e)	7,954	4,076
Liberty Media Corp.:
8.25% 2/1/30	14,848	14,625
8.5% 7/15/29	9,940	9,791
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
MDC Partners, Inc. 11% 11/1/16	$ 2,375	$ 2,562
WM Finance Corp. 11.5% 10/1/18 (e)	38,530	39,301
		70,355
Electric Utilities - 4.7%
Atlantic Power Corp. 9% 11/15/18 (e)	21,010	21,693
Calpine Corp. 7.875% 1/15/23 (e)	68,734	73,717
Energy Future Holdings Corp.:
10% 1/15/20	27,969	30,067
10.875% 11/1/17	7,880	6,028
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	113,882	122,993
11% 10/1/21 (e)	77,278	73,414
GenOn Energy, Inc.:
9.5% 10/15/18	500	473
9.875% 10/15/20	8,045	7,552
InterGen NV 9% 6/30/17 (e)	17,030	18,052
Mirant Americas Generation LLC 9.125% 5/1/31	4,670	4,250
NRG Energy, Inc.:
7.625% 5/15/19 (e)	19,860	18,867
7.875% 5/15/21 (e)	19,860	18,867
TXU Corp.:
5.55% 11/15/14	2,625	1,811
6.5% 11/15/24	32,545	14,645
6.55% 11/15/34	63,193	27,963
		440,392
Energy - 9.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	6,235	6,266
7% 5/20/22	13,365	13,398
ATP Oil & Gas Corp. 11.875% 5/1/15	86,045	55,929
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,473
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)	8,035	7,995
Berry Petroleum Co.:
8.25% 11/1/16	9,655	9,993
10.25% 6/1/14	6,231	7,119
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (e)	4,575	4,598
9.375% 5/1/19 (e)	5,205	5,231
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	$ 13,320	$ 13,387
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	4,922
Chesapeake Energy Corp. 6.875% 11/15/20	9,165	9,394
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (e)	6,610	6,660
6.125% 7/15/22 (e)	12,470	12,688
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)	14,004	13,584
Complete Production Services, Inc. 8% 12/15/16	8,387	8,743
Concho Resources, Inc.:
6.5% 1/15/22	16,925	18,110
7% 1/15/21	7,134	7,776
Continental Resources, Inc. 8.25% 10/1/19	2,525	2,790
Covanta Holding Corp. 7.25% 12/1/20	12,151	12,821
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	6,120	6,166
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,271
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,771
9.75% 3/1/16	4,608	5,138
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)	14,075	14,357
Edgen Murray Corp. 12.25% 1/15/15	23,334	21,759
Energy Partners Ltd. 8.25% 2/15/18	17,853	17,496
Energy Transfer Equity LP 7.5% 10/15/20	25,052	27,682
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	34,535
Forbes Energy Services Ltd. 9% 6/15/19	10,305	9,893
Goodrich Petroleum Corp. 8.875% 3/15/19 (e)	9,323	9,090
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	15,239	16,001
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (e)	10,284	11,210
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21	11,367	10,912
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21	27,475	29,536
8.625% 4/15/20	26,385	29,287
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	4,586	4,987
McJunkin Red Man Corp. 9.5% 12/15/16	21,353	22,688
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (e)	11,238	12,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd. 11.5% 8/1/15	$ 14,715	$ 16,297
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)	28,170	29,156
Oil States International, Inc. 6.5% 6/1/19	10,615	11,278
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	14,310	14,560
Petrohawk Energy Corp. 7.875% 6/1/15	13,851	14,682
Petroleum Development Corp. 12% 2/15/18	16,014	17,455
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,574
Precision Drilling Corp. 6.5% 12/15/21 (e)	2,505	2,586
Pride International, Inc. 6.875% 8/15/20	7,810	9,386
Quicksilver Resources, Inc. 11.75% 1/1/16	14,289	15,432
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,222
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	27,338
8% 3/1/32	13,025	15,940
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,134
Southwestern Energy Co. 7.5% 2/1/18	9,410	11,021
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	5,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	7,214	7,521
11.25% 7/15/17	11,884	13,429
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,200
7.625% 4/1/37	5,445	6,539
8.375% 6/15/32	4,458	5,536
Trinidad Drilling Ltd. 7.875% 1/15/19 (e)	4,031	4,273
Venoco, Inc.:
8.875% 2/15/19	19,394	16,679
11.5% 10/1/17	14,008	14,288
WPX Energy, Inc. 6% 1/15/22 (e)	16,060	15,980
		841,161
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (e)	6,794	7,405
Environmental - 0.2%
Casella Waste Systems, Inc.:
7.75% 2/15/19	3,011	2,951
11% 7/15/14	4,210	4,547
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Darling International, Inc. 8.5% 12/15/18	$ 2,810	$ 3,119
Landry's Acquisition Co. 11.625% 12/1/15 (e)	5,025	5,402
		16,019
Food & Drug Retail - 0.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	12,122	12,728
Rite Aid Corp.:
8% 8/15/20	17,966	19,897
9.375% 12/15/15	11,915	11,975
9.5% 6/15/17	7,943	7,883
9.75% 6/12/16	9,001	9,856
10.25% 10/15/19	4,488	5,071
		67,410
Food/Beverage/Tobacco - 0.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	8,422	8,590
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (e)(h)	4,920	4,428
Dean Foods Co. 9.75% 12/15/18	18,112	19,742
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (e)	7,110	7,181
11.625% 5/1/14	14,307	16,417
Leiner Health Products, Inc. 11% 6/1/12 (c)	2,870	144
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,170
Smithfield Foods, Inc. 10% 7/15/14	15,484	18,271
		79,943
Gaming - 1.4%
Chester Downs & Marina LLC 9.25% 1/15/20 (e)	3,250	3,319
FireKeepers Development Authority 13.875% 5/1/15 (e)	5,672	6,388
MCE Finance Ltd. 10.25% 5/15/18	20,155	22,171
MGM Mirage, Inc.:
6.625% 7/15/15	3,070	3,070
10.375% 5/15/14	4,312	4,937
Mohegan Tribal Gaming Authority 6.875% 2/15/15	7,221	4,838
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)	33,500	30,485
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)(g)	15,205	14,939
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	6,103	4,028
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (e)	$ 1,605	$ 1,657
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (e)	4,415	2,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	29,768	33,489
		131,727
Healthcare - 7.5%
Apria Healthcare Group, Inc. 11.25% 11/1/14	20,319	21,183
Chiron Merger Sub, Inc. 10.5% 11/1/18 (e)	20,000	20,400
ConvaTec Healthcare ESA 10.5% 12/15/18 (e)	11,949	11,665
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,115
DaVita, Inc.:
6.375% 11/1/18	10,985	11,576
6.625% 11/1/20	9,505	10,099
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	16,354	17,826
Emergency Medical Services Corp. 8.125% 6/1/19	17,150	17,493
ExamWorks Group, Inc. 9% 7/15/19 (e)	8,375	8,103
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	12,053
Grifols, Inc. 8.25% 2/1/18	12,699	13,842
HCA Holdings, Inc. 7.75% 5/15/21	198,397	207,810
HCA, Inc.:
7.5% 2/15/22	3,150	3,371
8% 10/1/18	3,150	3,418
Health Management Associates, Inc. 7.375% 1/15/20 (e)	6,815	7,036
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	36,620	35,155
InVentiv Health, Inc. 10% 8/15/18 (e)	2,237	1,997
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	8,815	9,531
Kindred Healthcare, Inc. 8.25% 6/1/19	5,605	5,149
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	21,720	22,480
Mylan, Inc.:
6% 11/15/18 (e)	27,014	27,892
7.625% 7/15/17 (e)	10,240	11,238
7.875% 7/15/20 (e)	18,477	20,509
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,007
ResCare, Inc. 10.75% 1/15/19	6,775	7,274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Rotech Healthcare, Inc.:
10.5% 3/15/18	$ 6,732	$ 5,285
10.75% 10/15/15	9,969	10,044
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,924	3,078
Skilled Healthcare Group, Inc. 11% 1/15/14	4,372	4,361
Tenet Healthcare Corp. 6.25% 11/1/18 (e)	17,260	18,209
UHS Escrow Corp. 7% 10/1/18	2,503	2,634
United Surgical Partners International, Inc. 8.875% 5/1/17	2,478	2,565
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)	55,189	54,775
6.875% 12/1/18 (e)	38,486	39,256
7% 10/1/20 (e)	6,090	6,166
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	11,189	11,413
Vanguard Health Systems, Inc. 0% 2/1/16	535	342
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	9,030	8,308
		700,658
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	14,192
Realogy Corp.:
7.625% 1/15/20 (e)	13,580	13,596
7.875% 2/15/19 (e)	17,423	16,029
9% 1/15/20 (e)	7,610	7,439
11.5% 4/15/17	3,555	3,128
12% 4/15/17	10,344	9,102
Standard Pacific Corp.:
8.375% 5/15/18	5,670	5,755
8.375% 1/15/21	10,900	11,036
		80,277
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (e)	7,320	7,741
USI Holdings Corp. 4.3322% 11/15/14 (e)(h)	2,554	2,350
		10,091
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	7,298	8,083
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	15,517	16,215
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	$ 11,563	$ 12,777
NCL Corp. Ltd. 9.5% 11/15/18	3,549	3,815
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (e)	3,048	3,063
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)	1,855	1,883
		45,836
Metals/Mining - 3.2%
Aleris International, Inc.:
6% 6/1/20 (e)	151	151
9% 12/15/14 pay-in-kind (c)(h)	12,670	0
Alpha Natural Resources, Inc.:
6% 6/1/19	21,630	21,360
6.25% 6/1/21	12,425	12,270
Arch Coal, Inc. 7.25% 10/1/20	4,108	4,118
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)	5,850	6,113
Calcipar SA 6.875% 5/1/18 (e)	5,190	5,021
CONSOL Energy, Inc.:
8% 4/1/17	17,103	18,600
8.25% 4/1/20	17,567	18,972
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)	18,097	18,278
6.875% 2/1/18 (e)	34,782	35,304
7% 11/1/15 (e)	44,325	45,655
8.25% 11/1/19 (e)	17,255	18,377
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)	8,272	5,687
Mirabela Nickel Ltd. 8.75% 4/15/18 (e)	3,145	2,705
Peabody Energy Corp.:
6% 11/15/18 (e)	26,185	26,971
6.25% 11/15/21 (e)	26,185	26,971
7.875% 11/1/26	19,508	20,922
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	8,460	8,798
SunCoke Energy, Inc. 7.625% 8/1/19	3,510	3,589
		299,862
Paper - 0.8%
ABI Escrow Corp. 10.25% 10/15/18 (e)	31,735	35,702
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,177
Georgia-Pacific LLC 5.4% 11/1/20 (e)	15,871	17,498
Glatfelter 7.125% 5/1/16	1,754	1,802
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
NewPage Corp.:
6.6794% 5/1/12 (c)(h)	$ 6,337	$ 412
11.375% 12/31/14 (c)	13,642	8,867
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	10,700	9,416
		76,874
Publishing/Printing - 0.4%
American Reprographics Co. 10.5% 12/15/16	11,245	11,020
Cenveo Corp. 10.5% 8/15/16 (e)	9,929	8,440
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (e)	12,800	7,424
Sheridan Group, Inc. 12.5% 4/15/14	8,272	7,280
		34,164
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21	6,895	7,378
12.5% 4/1/16	4,787	5,553
		12,931
Restaurants - 0.3%
Landry's Restaurants, Inc. 11.625% 12/1/15	6,315	6,789
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	7,919	7,919
Roadhouse Financing, Inc. 10.75% 10/15/17	9,979	9,480
		24,188
Services - 0.5%
Garda World Security Corp. 9.75% 3/15/17 (e)	5,964	6,217
Mac-Gray Corp. 7.625% 8/15/15	1,475	1,512
MediMedia USA, Inc. 11.375% 11/15/14 (e)	2,763	2,459
NCO Group, Inc. 11.875% 11/15/14	7,210	6,994
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,347
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,789
United Rentals North America, Inc. 8.375% 9/15/20	17,041	17,169
		49,487
Shipping - 0.9%
Aguila 3 SA 7.875% 1/31/18 (e)	7,473	7,566
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	4,758
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	12,249	9,554
8.875% 11/1/17	8,029	7,868
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	$ 3,665	$ 3,005
Swift Services Holdings, Inc. 10% 11/15/18	22,933	24,882
Teekay Corp. 8.5% 1/15/20	10,097	10,122
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	6,157
Western Express, Inc. 12.5% 4/15/15 (e)	15,667	7,990
		81,902
Steel - 0.3%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,325
RathGibson, Inc. 11.25% 2/15/14 (c)	10,935	1
Severstal Columbus LLC 10.25% 2/15/18	18,514	20,180
		25,506
Super Retail - 0.6%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,759
Claire's Stores, Inc. 8.875% 3/15/19	4,747	3,893
Michaels Stores, Inc. 7.75% 11/1/18	26,527	27,588
Sally Holdings LLC 6.875% 11/15/19 (e)	7,585	8,116
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,590
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (e)	7,625	7,625
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,346	2,513
		59,084
Technology - 3.0%
Avaya, Inc.:
9.75% 11/1/15	16,980	16,216
10.125% 11/1/15 pay-in-kind (h)	11,320	10,896
Brocade Communications Systems, Inc.:
6.625% 1/15/18	3,103	3,258
6.875% 1/15/20	3,103	3,413
CDW LLC/CDW Finance Corp. 8% 12/15/18	3,942	4,233
Ceridian Corp. 11.25% 11/15/15	13,547	12,057
Eastman Kodak Co. 10.625% 3/15/19 (c)(e)	9,345	8,224
Fidelity National Information Services, Inc.:
7.625% 7/15/17	7,313	8,008
7.875% 7/15/20	9,750	10,920
Freescale Semiconductor, Inc. 10.75% 8/1/20	5,660	6,169
Lucent Technologies, Inc.:
6.45% 3/15/29	62,484	47,175
6.5% 1/15/28	23,186	17,447
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
NXP BV/NXP Funding LLC 9.75% 8/1/18 (e)	$ 13,557	$ 15,116
Open Solutions, Inc. 9.75% 2/1/15 (e)	2,975	2,142
Seagate HDD Cayman:
7% 11/1/21 (e)	17,475	18,698
7.75% 12/15/18	22,629	24,892
Sensata Technologies BV 6.5% 5/15/19 (e)	14,750	14,898
Spansion LLC 11.25% 1/15/16 (c)(e)	20,560	1,145
SunGard Data Systems, Inc. 7.375% 11/15/18	10,773	11,378
Telcordia Technologies, Inc. 11% 5/1/18 (e)	16,738	21,341
Unisys Corp.:
12.5% 1/15/16	11,022	11,766
12.75% 10/15/14 (e)	718	817
Viasystems, Inc. 12% 1/15/15 (e)	11,095	11,872
		282,081
Telecommunications - 9.8%
Citizens Communications Co.:
7.875% 1/15/27	9,275	7,953
9% 8/15/31	13,178	11,728
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (e)	14,478	13,646
12% 12/1/17 (e)	4,465	3,617
14.75% 12/1/16 (e)	8,445	8,561
Clearwire Escrow Corp. 12% 12/1/15 (e)	25,377	23,918
Cricket Communications, Inc. 7.75% 10/15/20	42,220	40,215
Digicel Group Ltd.:
8.25% 9/1/17 (e)	5,913	6,238
8.875% 1/15/15 (e)	71,826	72,365
9.125% 1/15/15 pay-in-kind (e)(h)	36,551	36,917
10.5% 4/15/18 (e)	74,384	78,289
12% 4/1/14 (e)	25,183	28,394
Frontier Communications Corp.:
8.5% 4/15/20	29,588	29,180
8.75% 4/15/22	14,848	14,700
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	30,640	32,019
7.5% 4/1/21 (e)	57,680	60,420
8.5% 11/1/19	11,979	12,983
Level 3 Financing, Inc. 8.625% 7/15/20 (e)	13,630	13,971
NII Capital Corp.:
7.625% 4/1/21	41,520	42,662
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp.: - continued
10% 8/15/16	$ 20,725	$ 23,575
Satelites Mexicanos SA de CV 9.5% 5/15/17	3,505	3,645
Sprint Capital Corp.:
6.875% 11/15/28	106,909	79,113
6.9% 5/1/19	11,643	9,926
8.75% 3/15/32	108,150	90,846
U.S. West Communications:
7.25% 9/15/25	1,480	1,594
7.25% 10/15/35	5,745	5,831
7.5% 6/15/23	1,250	1,259
ViaSat, Inc. 8.875% 9/15/16	3,742	3,901
VIP Finance Ireland Ltd. 6.493% 2/2/16 (e)	10,379	10,236
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	8,626	8,367
11.75% 7/15/17 (e)	102,301	101,278
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	56,835	42,866
		920,213
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	18,726
Levi Strauss & Co.:
7.625% 5/15/20	5,774	6,019
8.875% 4/1/16	6,172	6,411
		31,156
TOTAL NONCONVERTIBLE BONDS		6,579,050
TOTAL CORPORATE BONDS (Cost $6,525,470)		6,659,430
Common Stocks - 9.4%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	75,034	792
United Continental Holdings, Inc. (a)	1,097,200	25,345
		26,137
Common Stocks - continued
	Shares	Value (000s)
Automotive - 1.9%
Cummins, Inc.	370,300	$ 38,511
Delphi Automotive PLC	2,591,984	62,589
General Motors Co. (a)	17,620	423
General Motors Co.:
warrants 7/10/16 (a)	352,563	5,334
warrants 7/10/19 (a)	352,563	3,681
Tenneco, Inc. (a)	1,080,700	34,690
TRW Automotive Holdings Corp. (a)	935,218	35,089
		180,317
Building Materials - 0.3%
Nortek, Inc. (a)(d)	936,497	25,285
Nortek, Inc. warrants 12/7/14 (a)(d)	27,280	74
		25,359
Capital Goods - 0.3%
Remy International, Inc. (a)	126,834	2,530
Remy International, Inc.	253,668	5,061
Walter Energy, Inc.	276,800	19,135
		26,726
Chemicals - 1.0%
Chemtura Corp. (a)	305,292	4,289
Georgia Gulf Corp. (a)	625,079	21,909
LyondellBasell Industries NV Class A	1,286,923	55,466
Tronox, Inc.	76,048	9,873
		91,537
Diversified Media - 0.2%
Discovery Communications, Inc. (a)	470,700	20,184
Discovery Communications, Inc. Class C (non-vtg.) (a)	45,700	1,775
		21,959
Electric Utilities - 0.2%
Portland General Electric Co.	14,817	370
The AES Corp. (a)	1,162,505	14,834
		15,204
Energy - 0.4%
Chesapeake Energy Corp.	984,000	20,792
Forest Oil Corp. (a)	453,193	5,892
Lone Pine Resources, Inc.	277,573	1,851
Valero Energy Corp.	383,700	9,205
		37,740
Gaming - 0.8%
Las Vegas Sands Corp.	901,100	44,253
Common Stocks - continued
	Shares	Value (000s)
Gaming - continued
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,616,000	$ 18,018
Station Holdco LLC (i)(j)	16,622,841	9,974
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	894,280	27
		72,272
Healthcare - 0.7%
Express Scripts, Inc. (a)	870,000	44,509
HCA Holdings, Inc.	797,900	19,501
		64,010
Homebuilders/Real Estate - 0.0%
American Tower Corp.	11,612	737
Metals/Mining - 0.1%
Aleris International, Inc. (a)(j)	127,520	7,014
Haynes International, Inc.	107,729	6,546
		13,560
Paper - 0.0%
Rock-Tenn Co. Class A	16,061	994
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. (a)(j)	9,821,813	2,455
HMH Holdings, Inc. warrants 3/9/17 (a)(j)	3,002,635	0
RDA Holding Co. warrants 2/19/14 (a)(j)	46,934	0
		2,849
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	26,163	2,093
Class B (a)	8,721	698
		2,791
Shipping - 0.2%
DeepOcean Group Holding A/S (e)	1,138,931	18,155
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		18,155
Steel - 0.1%
Rathgibson Acquisition Co. LLC Class A (a)(j)	425,312	7,830
Super Retail - 0.3%
Dollar General Corp. (a)	650,000	27,697
Technology - 1.8%
Apple, Inc. (a)	94,800	43,274
Avago Technologies Ltd.	1,127,500	38,267
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
EMC Corp. (a)	809,300	$ 20,848
Facebook, Inc. Class B (j)	468,265	11,707
GrafTech International Ltd. (a)	1,227,200	20,151
MagnaChip Semiconductor Corp.	219,804	2,136
Skyworks Solutions, Inc. (a)	1,574,134	33,970
Spansion, Inc. Class A (a)	29,554	296
		170,649
Telecommunications - 0.2%
Alcatel-Lucent SA sponsored ADR (a)	6,500,000	11,310
NII Holdings, Inc. (a)	404,000	8,124
		19,434
Textiles & Apparel - 0.6%
Arena Brands Holding Corp. Class B (a)(j)	659,302	5,182
PVH Corp.	194,000	14,975
Warnaco Group, Inc. (a)	548,200	31,933
		52,090
TOTAL COMMON STOCKS (Cost $1,044,925)		878,073
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.5%
Automotive - 0.2%
General Motors Co. 4.75%	511,680	20,498
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	28,664
TOTAL CONVERTIBLE PREFERRED STOCKS		49,162
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.7%
Ally Financial, Inc. 7.00% (e)	80,446	63,955
TOTAL PREFERRED STOCKS (Cost $101,532)		113,117
Floating Rate Loans - 10.3%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (h)	$ 8,035	$ 7,733
Sequa Corp. term loan 3.8309% 12/3/14 (h)	32,453	31,885
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (h)	4,591	4,585
		44,203
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (h)	36,559	35,371
US Airways Group, Inc. term loan 2.77% 3/23/14 (h)	26,839	24,290
		59,661
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (h)	9,243	9,289
Cable TV - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (h)	596	592
Capital Goods - 0.4%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	3,985	3,969
Tranche B 1LN, term loan 4.761% 6/7/18 (h)	11,960	11,912
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (h)	21,677	21,677
		37,558
Chemicals - 0.0%
Taminco Global Chemical Corp. Tranche B, term loan 2/1/19 (h)	830	832
Consumer Products - 0.3%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (h)	12,920	12,872
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (h)	11,429	11,458
		24,330
Containers - 0.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.2896% 4/3/15 (h)	36,564	35,558
Electric Utilities - 1.9%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (h)	10,289	10,199
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (h)	240,532	149,130
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	20,984	20,984
		180,313
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (h)	$ 5,961	$ 5,961
Gaming - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (h)	967	807
Healthcare - 1.8%
DaVita, Inc. Tranche A, term loan 2.77% 10/20/15 (h)	16,399	16,366
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	42,168	37,846
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	34,148	34,105
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	19,060	19,013
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	28,365	28,542
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (h)	34,825	34,564
		170,436
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.2953% 10/10/13 (h)	835	835
Credit-Linked Deposit 4.5453% 10/10/16 (h)	1,860	1,730
term loan 4.6914% 10/10/16 (h)	26,373	24,527
Tranche B, term loan 3.4414% 10/10/13 (h)	8,700	8,613
Tranche DD, term loan 3.4414% 10/10/13 (h)	2,667	2,640
Summit Materials LLC Tranche B, term loan 6% 1/23/19 (h)	3,380	3,376
		41,721
Metals/Mining - 0.4%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (h)	29,262	29,336
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (h)	3,918	3,898
		33,234
Publishing/Printing - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	15,426	13,729
Services - 0.6%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (h)	12,915	12,899
ServiceMaster Co.:
term loan 2.85% 7/24/14 (h)	16,853	16,600
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.: - continued
Tranche DD, term loan 2.77% 7/24/14 (h)	$ 1,737	$ 1,711
U.S. Foodservice term loan 5.75% 3/31/17 (h)	22,505	22,252
		53,462
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (h)	7,122	7,149
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (h)	1,787	1,778
Tranche D, term loan 1% 5/13/14 (h)(k)	3,146	3,130
		12,057
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (h)	17,749	17,615
Super Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (h)	30,093	29,792
Technology - 1.4%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (h)	2,553	2,540
Eastman Kodak Co. Tranche B, term loan 7/20/13 (h)	12,155	12,277
Freescale Semiconductor, Inc. term loan 4.5453% 12/1/16 (h)	53,326	52,127
Kronos, Inc.:
Tranche B 1LN, term loan 5.3293% 6/11/17 (h)	18,028	17,667
Tranche B 2LN, term loan 10.5793% 6/11/18 (h)	6,251	6,267
NXP BV:
term loan 4.5% 3/4/17 (h)	15,815	15,420
Tranche A 2LN, term loan 5.5% 3/4/17 (h)	15,825	15,588
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (h)	2,980	2,980
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (h)	6,246	6,214
		131,080
Telecommunications - 0.7%
Asurion LLC term loan 9% 5/24/19 (h)	22,585	22,671
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 3.2958% 2/1/14 (h)	$ 19,837	$ 19,341
Tranche B, term loan 5.25% 4/2/18 (h)	26,166	26,166
		68,178
TOTAL FLOATING RATE LOANS (Cost $1,004,849)		970,408
Preferred Securities - 0.4%

Banks & Thrifts - 0.4%
Bank of America Corp.:
8% (f)(h)	16,081	15,843
8.125% (f)(h)	12,185	12,273
Wells Fargo & Co. 7.98% (f)(h)	5,738	6,371
TOTAL PREFERRED SECURITIES (Cost $29,020)		34,487
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.12% (b) (Cost $663,237)	663,237,182	663,237
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,369,033)		9,318,752
NET OTHER ASSETS (LIABILITIES) - 0.6%		60,691
NET ASSETS - 100%		$ 9,379,443
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,727,456,000 or 29.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,188,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 11,710
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 118,393
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 871
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,257
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11	$ 15,742
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,146,000 and $3,130,000 respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 926
Fidelity Securities Lending Cash Central Fund	129
Total	$ 1,055
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 41,317	$ 15,476	$ 26,389	$ -	$ -
Nortek, Inc.	40,279	-	-	-	25,285
Nortek, Inc. warrants 12/7/14	218	-	-	-	74
Total	$ 81,814	$ 15,476	$ 26,389	$ -	$ 25,359
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 375,426	$ 266,141	$ 93,708	$ 15,577
Energy	37,740	37,740	-	-
Financials	64,692	737	63,955	-
Health Care	64,010	64,010	-	-
Industrials	131,130	110,084	-	21,046
Information Technology	161,808	150,101	-	11,707
Materials	133,056	108,339	9,873	14,844
Telecommunication Services	8,124	8,124	-	-
Utilities	15,204	15,204	-	-
Corporate Bonds	6,659,430	-	6,654,915	4,515
Floating Rate Loans	970,408	-	970,408	-
Preferred Securities	34,487	-	34,487	-
Other	-	-	-	-
Money Market Funds	663,237	663,237	-	-
Total Investments in Securities:	$ 9,318,752	$ 1,423,717	$ 7,827,346	$ 67,689
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 133,194
Total Realized Gain (Loss)	(121,236)
Total Unrealized Gain (Loss)	117,076
Cost of Purchases	17,478
Proceeds of Sales	(10,469)
Amortization/Accretion	(219)
Transfers in to Level 3	7,269
Transfers out of Level 3	(75,404)
Ending Balance	$ 67,689
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (10,932)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $9,330,051,000. Net unrealized depreciation aggregated $11,299,000, of which $625,395,000 related to appreciated investment securities and $636,694,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Certain of the Fund's securities may be valued by a single source or dealer. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2012

1.813069.107

SPH-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,823
4.5% 11/15/29 (d)	2,126	2,307
		4,130
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	1,942	1,988
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,349	906
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	987	1,355
TOTAL CONVERTIBLE BONDS		8,379
Nonconvertible Bonds - 76.5%
Aerospace - 0.6%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,352
Esterline Technologies Corp. 7% 8/1/20	4,518	4,925
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	5,455	5,646
7.125% 3/15/21 (e)	8,025	8,386
Sequa Corp.:
11.75% 12/1/15 (e)	5,343	5,624
13.5% 12/1/15 pay-in-kind (e)	1,725	1,837
		33,770
Air Transportation - 0.5%
Air Canada 9.25% 8/1/15 (e)	26,201	25,022
Automotive - 3.7%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,020	984
10.625% 3/15/18	2,506	2,481
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (e)	6,070	5,827
8.25% 6/15/21 (e)	6,065	5,792
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,900
6.75% 2/15/21	2,802	2,956
Delphi Corp.:
5.875% 5/15/19 (e)	12,555	13,089
6.125% 5/15/21 (e)	5,810	6,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Exide Technologies 8.625% 2/1/18	$ 5,346	$ 4,410
Ford Motor Co.:
6.375% 2/1/29	2,308	2,410
6.625% 2/15/28	1,640	1,752
6.625% 10/1/28	575	615
7.125% 11/15/25	95	102
7.45% 7/16/31	4,745	5,848
Ford Motor Credit Co. LLC:
5% 5/15/18	17,945	18,576
5.75% 2/1/21	8,012	8,693
5.875% 8/2/21	27,990	30,628
8% 12/15/16	2,136	2,529
8.125% 1/15/20	12,452	15,240
General Motors Acceptance Corp. 8% 11/1/31	4,235	4,394
International Automotive Components Group SA 9.125% 6/1/18 (e)	7,410	6,558
Lear Corp.:
7.875% 3/15/18	1,640	1,800
8.125% 3/15/20	1,821	2,021
Navistar International Corp. 8.25% 11/1/21	8,149	8,821
Stoneridge, Inc. 9.5% 10/15/17 (e)	2,619	2,671
Tenneco, Inc.:
7.75% 8/15/18	2,386	2,541
8.125% 11/15/15	19,738	20,552
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	10,685	11,246
		191,507
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
3.6492% 2/11/14 (g)	4,945	4,821
4.5% 2/11/14	4,945	4,920
6.25% 12/1/17	4,180	4,285
6.625% 5/15/12	16,107	16,248
6.625% 5/15/12	4,338	4,376
6.75% 12/1/14	10,609	11,086
6.875% 8/28/12	4,465	4,543
7.5% 12/31/13	5,524	5,814
7.5% 9/15/20	11,490	12,294
8% 3/15/20	6,150	6,765
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
8% 11/1/31	$ 13,760	$ 14,586
Citigroup Capital XXI 8.3% 12/21/77 (g)	4,791	4,875
		94,613
Broadcasting - 0.8%
Clear Channel Communications, Inc. 10.75% 8/1/16	3,708	2,762
Nexstar Broadcasting, Inc.:
7% 1/15/14	3,183	3,175
7% 1/15/14 pay-in-kind	9,695	9,671
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,640	3,858
Univision Communications, Inc.:
6.875% 5/15/19 (e)	14,760	14,686
7.875% 11/1/20 (e)	4,044	4,216
8.5% 5/15/21 (e)	3,503	3,398
		41,766
Building Materials - 2.4%
Associated Materials LLC 9.125% 11/1/17	15,914	15,437
Building Materials Corp. of America 6.75% 5/1/21 (e)	3,080	3,311
Cemex SA de CV:
5.5793% 9/30/15 (e)(g)	15,500	12,865
9% 1/11/18 (e)	22,850	19,880
General Cable Corp.:
2.956% 4/1/15 (g)	8,861	8,329
7.125% 4/1/17	10,679	10,866
Headwaters, Inc. 7.625% 4/1/19	14,409	13,472
Interline Brands, Inc. 7% 11/15/18	2,789	2,921
Masco Corp.:
6.125% 10/3/16	1,445	1,530
7.125% 3/15/20	6,544	6,642
Masonite International Corp. 8.25% 4/15/21 (e)	2,205	2,266
Ply Gem Industries, Inc. 8.25% 2/15/18	16,408	15,916
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	6,110	6,263
USG Corp. 8.375% 10/15/18 (e)	6,115	5,993
		125,691
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	30,345	31,559
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
6.625% 1/31/22	$ 14,585	$ 15,187
7% 1/15/19	18,243	19,292
7.375% 6/1/20	6,410	6,955
7.875% 4/30/18	3,420	3,711
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	7,336	8,455
CSC Holdings LLC:
6.75% 11/15/21 (e)	8,245	8,884
8.625% 2/15/19	5,047	5,892
DISH DBS Corp. 6.75% 6/1/21	11,235	12,274
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,333
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	1,515	1,617
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	965	1,037
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	29,492	29,934
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	6,215	6,464
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	3,390	3,390
		159,984
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	8,610	9,299
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,742
CNH Capital LLC 6.25% 11/1/16 (e)	4,955	5,277
Coleman Cable, Inc. 9% 2/15/18	13,972	14,251
Terex Corp. 10.875% 6/1/16	4,729	5,308
		36,877
Chemicals - 1.0%
Celanese US Holdings LLC:
5.875% 6/15/21	3,065	3,280
6.625% 10/15/18	4,985	5,346
Chemtura Corp. 7.875% 9/1/18	9,778	10,316
Georgia Gulf Corp. 9% 1/15/17 (e)	8,156	9,114
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	5,360	5,333
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,405
Lyondell Chemical Co. 8% 11/1/17	2,514	2,809
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
LyondellBasell Industries NV 6% 11/15/21 (e)	$ 3,665	$ 3,986
NOVA Chemicals Corp. 8.625% 11/1/19	5,948	6,751
PolyOne Corp. 7.375% 9/15/20	2,082	2,238
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)(h)	1,455	1,482
		54,060
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	2,709	2,262
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,931
Prestige Brands, Inc. 8.125% 2/1/20 (e)	900	936
		5,129
Containers - 3.0%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	315	331
9.125% 10/15/20 (e)	3,370	3,421
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	9,187	9,210
Berry Plastics Corp. 5.3215% 2/15/15 (g)	31,768	31,768
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	5,357	5,799
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,893	4,893
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,481
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (e)	10,170	10,691
9% 4/15/19 (e)	7,909	7,869
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	12,975	13,543
8.25% 2/15/21 (e)	13,471	12,730
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)	14,665	15,857
9.875% 8/15/19 (e)	9,050	9,186
Sealed Air Corp.:
8.125% 9/15/19 (e)	9,615	10,673
8.375% 9/15/21 (e)	10,680	12,015
Solo Cup Co. 8.5% 2/15/14	3,019	2,762
		154,229
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 7.5%
Aircastle Ltd.:
9.75% 8/1/18	$ 2,023	$ 2,215
9.75% 8/1/18 (e)	4,485	4,911
CIT Group, Inc.:
7% 5/4/15 (e)	20,861	20,861
7% 5/1/16	1,585	1,581
7% 5/2/16 (e)	48,467	48,588
7% 5/1/17	0*	0*
7% 5/2/17 (e)	29,585	29,622
Eileme 2 AB 11.625% 1/31/20 (e)	8,485	8,633
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18	31,565	32,749
8% 1/15/18 (e)(h)	2,665	2,778
International Lease Finance Corp.:
5.625% 9/20/13	6,002	6,017
5.65% 6/1/14	4,281	4,254
5.75% 5/15/16	7,810	7,693
5.875% 5/1/13	4,440	4,440
6.25% 5/15/19	11,635	11,408
6.625% 11/15/13	9,689	9,859
7.125% 9/1/18 (e)	19,940	21,784
8.625% 9/15/15	46,159	49,736
8.625% 1/15/22	18,545	19,936
8.75% 3/15/17	30,306	33,034
8.875% 9/1/17	12,220	13,442
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	16,560	9,873
SLM Corp.:
6% 1/25/17	5,210	5,210
6.25% 1/25/16	7,125	7,268
7.25% 1/25/22	5,610	5,624
8% 3/25/20	15,702	16,644
8.45% 6/15/18	9,045	9,791
		387,951
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	4,168	4,251
Lamar Media Corp. 5.875% 2/1/22 (e)(h)	2,160	2,171
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	$ 8,950	$ 9,957
11.5% 5/1/16	4,428	5,081
		21,460
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18 (e)	13,735	14,181
Calpine Corp.:
7.5% 2/15/21 (e)	55,382	58,982
7.875% 7/31/20 (e)	28,302	30,495
CMS Energy Corp. 8.75% 6/15/19	2,369	2,807
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	3,250	3,616
Energy Future Holdings Corp. 10% 1/15/20	2,298	2,470
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	8,558	9,243
11% 10/1/21 (e)	1,288	1,224
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	15,597
9.875% 10/15/20	16,443	15,435
InterGen NV 9% 6/30/17 (e)	27,334	28,974
Mirant Americas Generation LLC:
8.5% 10/1/21	24,173	22,239
9.125% 5/1/31	12,944	11,779
NRG Energy, Inc.:
7.625% 5/15/19 (e)	4,630	4,399
7.875% 5/15/21 (e)	4,965	4,717
NSG Holdings II, LLC 7.75% 12/15/25 (e)	8,480	8,480
Puget Energy, Inc. 6% 9/1/21	6,915	7,243
RRI Energy, Inc. 7.875% 6/15/17	16,994	15,762
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,766	1,850
The AES Corp.:
7.375% 7/1/21 (e)	13,285	14,647
8% 10/15/17	14,174	15,804
9.75% 4/15/16	4,459	5,239
TXU Corp. 6.5% 11/15/24	2,916	1,312
		296,495
Energy - 8.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,382
7% 5/20/22	7,205	7,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	$ 4,955	$ 4,930
6.5% 5/20/21	4,928	4,891
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	9,910	10,282
ATP Oil & Gas Corp. 11.875% 5/1/15	27,546	17,905
Atwood Oceanics, Inc. 6.5% 2/1/20	1,305	1,347
Calfrac Holdings LP 7.5% 12/1/20 (e)	4,116	4,065
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (e)	10,525	10,577
Chesapeake Energy Corp.:
6.125% 2/15/21	11,085	10,863
9.5% 2/15/15	10,248	11,529
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22 (e)	6,730	6,848
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	4,805	4,829
Continental Resources, Inc.:
7.125% 4/1/21	2,865	3,123
7.375% 10/1/20	4,203	4,623
Covanta Holding Corp. 7.25% 12/1/20	6,502	6,860
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	7,160	7,214
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,316
Edgen Murray Corp. 12.25% 1/15/15	20,894	19,484
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,041	1,090
Energy Transfer Equity LP 7.5% 10/15/20	20,218	22,341
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	33,148	29,833
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	6,733	5,757
Forest Oil Corp. 7.25% 6/15/19	20,983	20,931
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (e)	2,466	2,626
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,427
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	3,302	3,306
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	22,542	21,640
7% 10/1/18	7,831	7,596
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	5,915	5,915
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
7.75% 2/1/21	$ 4,893	$ 5,260
8.625% 4/15/20	11,400	12,654
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	10,865	11,517
McJunkin Red Man Corp. 9.5% 12/15/16	37,395	39,732
Offshore Group Investment Ltd. 11.5% 8/1/15	3,299	3,654
Oil States International, Inc. 6.5% 6/1/19	6,290	6,683
Pioneer Drilling Co. 9.875% 3/15/18	5,603	5,967
Pioneer Natural Resources Co. 6.65% 3/15/17	3,059	3,457
Plains Exploration & Production Co.:
6.75% 2/1/22	8,250	8,931
7.625% 6/1/18	1,894	2,017
7.625% 4/1/20	7,329	7,915
Precision Drilling Corp. 6.5% 12/15/21 (e)	1,100	1,136
Quicksilver Resources, Inc. 7.125% 4/1/16	1,462	1,404
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,148	7,747
SESI LLC 6.375% 5/1/19	8,270	8,601
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,205
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	3,105	3,144
6.875% 2/1/21 (e)	3,584	3,736
7.875% 10/15/18	9,169	9,857
WPX Energy, Inc.:
5.25% 1/15/17 (e)	5,100	5,081
6% 1/15/22 (e)	11,230	11,174
		433,625
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	13,420	14,091
Post Holdings, Inc. 7.375% 2/15/22 (e)	1,715	1,784
Rite Aid Corp.:
6.875% 8/15/13	5,669	5,655
7.5% 3/1/17	10,210	10,440
9.375% 12/15/15	8,090	8,130
9.5% 6/15/17	26,380	26,182
10.25% 10/15/19	2,444	2,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
10.375% 7/15/16	$ 12,624	$ 13,445
Tops Markets LLC 10.125% 10/15/15	1,435	1,539
		84,028
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	12,164	12,407
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	19,136	20,476
Dean Foods Co. 7% 6/1/16	4,000	4,020
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)	3,885	3,924
		40,827
Gaming - 1.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,472
Chester Downs & Marina LLC 9.25% 1/15/20 (e)	1,780	1,818
MGM Mirage, Inc.:
6.625% 7/15/15	3,000	3,000
7.5% 6/1/16	3,365	3,365
7.625% 1/15/17	13,747	13,713
8.625% 2/1/19 (e)	22,595	23,555
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)(h)	6,855	6,735
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	3,528	3,502
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	4,880	5,490
		70,650
Healthcare - 7.1%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	5,471	5,799
Alere, Inc. 9% 5/15/16	7,154	7,494
Carriage Services, Inc. 7.875% 1/15/15	2,956	2,978
Community Health Systems, Inc.:
8% 11/15/19 (e)	15,010	15,423
8.875% 7/15/15	15,301	15,913
Emergency Medical Services Corp. 8.125% 6/1/19	16,932	17,271
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	6,682	7,283
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	2,305	2,455
Grifols, Inc. 8.25% 2/1/18	3,073	3,350
HCA Holdings, Inc. 7.75% 5/15/21	5,000	5,238
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
6.5% 2/15/20	$ 17,520	$ 18,571
7.25% 9/15/20	2,436	2,625
7.5% 11/6/33	2,576	2,318
7.875% 2/15/20	16,571	18,062
8% 10/1/18	3,000	3,255
8.5% 4/15/19	9,363	10,370
9.875% 2/15/17	1,033	1,130
Health Management Associates, Inc. 7.375% 1/15/20 (e)	1,765	1,822
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	18,715	17,966
Inverness Medical Innovations, Inc. 7.875% 2/1/16	10,952	11,390
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	1,855	2,006
Kindred Healthcare, Inc. 8.25% 6/1/19	3,000	2,756
Mylan, Inc. 6% 11/15/18 (e)	20,326	20,987
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	10,563	11,276
7% 1/15/16	5,535	5,666
7.5% 2/15/20	6,951	7,507
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	4,012
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,980	7,346
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,555
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	6,620	6,984
8.875% 7/1/19	9,271	10,476
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	8,345	8,449
6.75% 8/15/21 (e)	6,953	6,901
6.875% 12/1/18 (e)	23,609	24,081
7.25% 7/15/22 (e)	8,905	9,039
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	9,669	9,862
8% 2/1/18	10,730	11,200
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	38,401	39,937
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	3,985	3,666
		366,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.4%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	$ 4,248	$ 4,429
11.625% 6/15/17	11,413	13,182
KB Home:
5.875% 1/15/15	3,965	3,906
6.25% 6/15/15	5,366	5,292
7.25% 6/15/18	4,400	4,180
9.1% 9/15/17	4,165	4,269
Realogy Corp.:
7.625% 1/15/20 (e)	11,410	11,424
7.875% 2/15/19 (e)	2,468	2,271
11.5% 4/15/17	6,471	5,694
Standard Pacific Corp.:
8.375% 5/15/18	11,118	11,285
8.375% 1/15/21	7,216	7,306
		73,238
Hotels - 0.8%
FelCor Lodging LP 6.75% 6/1/19	17,415	16,958
Host Hotels & Resorts LP:
5.875% 6/15/19	10,030	10,657
6% 10/1/21 (e)	4,310	4,622
9% 5/15/17	6,204	6,855
Host Marriott LP 6.375% 3/15/15	2,975	3,012
		42,104
Leisure - 0.7%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	12,449	7,843
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,201
NCL Corp. Ltd. 11.75% 11/15/16	4,465	5,202
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	12,179	14,493
yankee 7.25% 6/15/16	1,467	1,555
		36,294
Metals/Mining - 2.1%
Aleris International, Inc. 7.625% 2/15/18	4,100	4,172
Alpha Natural Resources, Inc.:
6% 6/1/19	9,520	9,401
6.25% 6/1/21	8,430	8,325
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	$ 1,625	$ 1,463
Arch Coal, Inc. 8.75% 8/1/16	4,850	5,274
Calcipar SA 6.875% 5/1/18 (e)	3,265	3,159
CONSOL Energy, Inc.:
8% 4/1/17	18,742	20,382
8.25% 4/1/20	12,738	13,757
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	18,520	19,076
8.25% 11/1/19 (e)	10,265	10,932
Novelis, Inc. 8.375% 12/15/17	779	855
Peabody Energy Corp.:
6% 11/15/18 (e)	6,620	6,819
7.375% 11/1/16	2,503	2,797
SunCoke Energy, Inc. 7.625% 8/1/19	1,540	1,575
		107,987
Paper - 1.0%
ABI Escrow Corp. 10.25% 10/15/18 (e)	500	563
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	6,302	6,775
Glatfelter 7.125% 5/1/16	2,395	2,461
Mercer International, Inc. 9.5% 12/1/17	3,926	4,073
NewPage Corp. 11.375% 12/31/14 (c)	37,949	24,667
Sappi Papier Holding AG 6.625% 4/15/21 (e)	1,800	1,602
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	11,205	9,860
		50,001
Publishing/Printing - 0.5%
American Reprographics Co. 10.5% 12/15/16	840	823
Cadmus Communications Corp. 8.375% 6/15/14	3,555	2,684
Cenveo Corp.:
7.875% 12/1/13	13,363	10,891
10.5% 8/15/16 (e)	13,150	11,178
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	1,448	1,050
		26,626
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	2,702	2,864
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	16,295	17,721
Landry's Restaurants, Inc. 11.625% 12/1/15	2,894	3,111
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - continued
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	$ 3,639	$ 3,639
Roadhouse Financing, Inc. 10.75% 10/15/17	4,038	3,836
		28,307
Services - 1.8%
ARAMARK Corp. 3.9294% 2/1/15 (g)	22,139	21,862
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9572% 5/15/14 (g)	6,559	6,362
7.625% 5/15/14	3,623	3,655
7.75% 5/15/16	5,195	5,351
9.625% 3/15/18	14,488	15,719
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	32,213	33,824
The Geo Group, Inc.:
6.625% 2/15/21	1,988	2,038
7.75% 10/15/17	1,756	1,879
		90,690
Shipping - 1.6%
Aguila 3 SA 7.875% 1/31/18 (e)	3,396	3,438
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	30,775	23,081
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	18,161	14,166
8.875% 11/1/17	12,916	12,658
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	1,620	1,328
Ship Finance International Ltd. 8.5% 12/15/13	19,152	18,386
Teekay Corp. 8.5% 1/15/20	4,508	4,519
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	4,202
		81,778
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	10,974	10,919
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	13,868	14,215
		25,134
Super Retail - 1.6%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,758	19,157
Claire's Stores, Inc. 8.875% 3/15/19	2,634	2,160
J. Crew Group, Inc. 8.125% 3/1/19	14,023	13,602
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,360
7% 5/1/20	4,578	5,036
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Sally Holdings LLC 6.875% 11/15/19 (e)	$ 3,800	$ 4,066
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	18,898	21,024
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,993	5,093
		80,498
Technology - 5.7%
Amkor Technology, Inc. 7.375% 5/1/18	5,076	5,406
Avaya, Inc.:
7% 4/1/19 (e)	50,323	49,191
9.75% 11/1/15	23,830	22,758
10.125% 11/1/15 pay-in-kind (g)	44,153	42,497
CDW LLC/CDW Finance Corp.:
8% 12/15/18	9,362	10,052
8.5% 4/1/19	15,220	16,019
12.535% 10/12/17	29,180	31,441
Ceridian Corp. 11.25% 11/15/15	2,652	2,360
CommScope, Inc. 8.25% 1/15/19 (e)	7,142	7,410
First Data Corp.:
7.375% 6/15/19 (e)	5,190	5,151
8.25% 1/15/21 (e)	7,761	7,179
8.75% 1/15/22 pay-in-kind (e)(g)	9,742	8,865
10.55% 9/24/15 pay-in-kind (g)	2,340	2,317
12.625% 1/15/21	9,817	9,498
Freescale Semiconductor, Inc.:
8.05% 2/1/20	12,465	12,216
9.25% 4/15/18 (e)	14,181	15,493
10.125% 3/15/18 (e)	10,476	11,655
Jabil Circuit, Inc. 5.625% 12/15/20	3,170	3,289
Lucent Technologies, Inc. 6.45% 3/15/29	8,324	6,285
Sanmina-SCI Corp. 7% 5/15/19 (e)	10,925	11,007
Serena Software, Inc. 10.375% 3/15/16	2,183	2,248
Spansion LLC 7.875% 11/15/17	5,902	5,754
Viasystems, Inc. 12% 1/15/15 (e)	5,193	5,557
		293,648
Telecommunications - 7.1%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	18,748	15,936
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	9,557	9,007
Clearwire Escrow Corp. 12% 12/1/15 (e)	6,021	5,675
Cricket Communications, Inc. 7.75% 10/15/20	30,715	29,256
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(g)	2,905	2,934
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Dycom Investments, Inc. 7.125% 1/15/21	$ 4,400	$ 4,444
Frontier Communications Corp.:
7.875% 4/15/15	4,888	5,004
8.25% 4/15/17	7,119	7,172
8.5% 4/15/20	21,662	21,363
8.75% 4/15/22	6,292	6,229
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	12,240	12,791
7.5% 4/1/21 (e)	16,635	17,425
9.5% 6/15/16	865	908
Intelsat Luxembourg SA:
11.25% 2/4/17	5,620	5,669
11.5% 2/4/17 pay-in-kind (g)	32,968	33,132
Level 3 Financing, Inc. 8.625% 7/15/20 (e)	5,100	5,228
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,295	12,203
Nextel Communications, Inc.:
5.95% 3/15/14	4,734	4,687
7.375% 8/1/15	46,189	44,688
NII Capital Corp. 7.625% 4/1/21	11,385	11,698
Qwest Communications International, Inc. 8% 10/1/15	11,300	12,119
Sprint Capital Corp. 6.9% 5/1/19	38,224	32,586
Sprint Nextel Corp.:
8.375% 8/15/17	7,914	7,380
9% 11/15/18 (e)	6,635	7,174
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)	3,750	3,609
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,159	6,944
11.75% 7/15/17 (e)	17,441	17,267
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	21,957	16,560
Windstream Corp.:
7% 3/15/19	4,181	4,317
8.125% 9/1/18	3,918	4,261
		367,666
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	$ 20,328	$ 21,141
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,891	5,405
		26,546
TOTAL NONCONVERTIBLE BONDS		3,957,484
TOTAL CORPORATE BONDS (Cost $3,871,610)		3,965,863
Common Stocks - 0.5%
	Shares
Building Materials - 0.1%
Nortek, Inc. (a)	256,425	6,923
Chemicals - 0.2%
LyondellBasell Industries NV Class A	242,137	10,436
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	179,281	6,838
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
Services - 0.1%
Penhall Acquisition Co.:
Class A (a)	17,563	1,405
Class B (a)	5,854	468
		1,873
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,130
TOTAL COMMON STOCKS (Cost $46,695)		27,200
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.5%
Banks & Thrifts - 1.3%
Bank of America Corp. Series L, 7.25%	21,242	19,574
Fifth Third Bancorp 8.50%	29,785	4,228
Huntington Bancshares, Inc. 8.50%	22,162	24,600
Wells Fargo & Co. 7.50%	15,713	17,206
		65,608
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,800	$ 10,602
Electric Utilities - 0.0%
PPL Corp. 8.75%	49,100	2,576
TOTAL CONVERTIBLE PREFERRED STOCKS		78,786
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	17,830	14,175
Diversified Financial Services - 0.5%
Citigroup Capital XII 8.50%	215,800	5,561
Citigroup Capital XIII 7.875%	223,587	6,023
GMAC Capital Trust I Series 2, 8.125%	745,482	16,542
		28,126
TOTAL NONCONVERTIBLE PREFERRED STOCKS		42,301
TOTAL PREFERRED STOCKS (Cost $112,094)		121,087
Floating Rate Loans - 12.6%
	Principal Amount (000s)
Aerospace - 0.2%
Sequa Corp. term loan 3.8309% 12/3/14 (g)	$ 10,923	10,732
Air Transportation - 0.8%
US Airways Group, Inc. term loan 2.77% 3/23/14 (g)	46,081	41,703
Automotive - 0.7%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (g)	7,245	7,100
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (g)	1,424	1,424
Federal-Mogul Corp.:
Tranche B, term loan 2.2348% 12/27/14 (g)	14,934	14,318
Tranche C, term loan 2.2198% 12/27/15 (g)	7,619	7,238
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.78% 4/30/14 (g)	4,598	4,460
		34,540
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.7%
Univision Communications, Inc. term loan 4.52% 3/31/17 (g)	$ 36,366	$ 34,184
VNU, Inc. Tranche C, term loan 3.5453% 5/1/16 (g)	3,618	3,614
		37,798
Cable TV - 0.2%
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	10,265	10,227
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (g)	1,755	1,748
Tranche B 1LN, term loan 4.761% 6/7/18 (g)	5,271	5,250
		6,998
Chemicals - 0.2%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (g)	5,315	5,348
Tronox, Inc. Tranche B, term loan 7.25% 10/21/15 (g)	3,313	3,293
		8,641
Consumer Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 1/31/19	3,135	3,155
Diversified Financial Services - 0.0%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (g)	2,013	2,018
Electric Utilities - 0.8%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.8293% 12/15/14 (g)	12,368	11,873
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (g)	49,922	30,952
		42,825
Energy - 0.5%
CCS, Inc. Tranche B, term loan 3.27% 11/14/14 (g)	14,807	14,030
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (g)	12,337	12,306
		26,336
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0375% 6/4/14 (g)	$ 6,543	$ 6,347
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (g)	2,722	2,722
		9,069
Food/Beverage/Tobacco - 0.0%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (g)	929	912
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (g)	5,052	5,071
Healthcare - 1.1%
Community Health Systems, Inc.:
term loan 3.9579% 1/25/17 (g)	3,466	3,414
Tranche B, term loan 2.7552% 7/25/14 (g)	6,911	6,816
Tranche DD, term loan 2.52% 7/25/14 (g)	355	350
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (g)	7,042	7,033
HCA, Inc.:
Tranche B2, term loan 3.8293% 3/31/17 (g)	3,376	3,309
Tranche B3, term loan 3.52% 5/1/18 (g)	10,022	9,809
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (g)	12,765	12,733
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (g)	4,645	4,674
VWR Funding, Inc. term loan 2.77% 6/29/14 (g)	8,236	8,050
		56,188
Homebuilders/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (g)	360	334
term loan 4.6914% 10/10/16 (g)	4,573	4,253
		4,587
Publishing/Printing - 0.6%
Thomson Learning Tranche B, term loan 2.52% 7/5/14 (g)	33,099	29,210
Restaurants - 0.6%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7173% 6/14/13 (g)	2,781	2,698
term loan 2.5625% 6/14/14 (g)	28,208	27,362
		30,060
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - 0.2%
ServiceMaster Co.:
term loan 2.85% 7/24/14 (g)	$ 7,097	$ 6,990
Tranche DD, term loan 2.77% 7/24/14 (g)	707	696
		7,686
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (g)	4,164	4,133
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (g)	32,970	32,393
Technology - 3.2%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (g)	16,726	16,161
Tranche B 3LN, term loan 5.0061% 10/26/17 (g)	33,597	32,169
CDW Corp. Tranche B, term loan 4% 7/15/17 (g)	20,145	19,642
First Data Corp. term loan 4.2773% 3/24/18 (g)	81,295	71,334
Freescale Semiconductor, Inc. term loan 4.5453% 12/1/16 (g)	15,975	15,615
NXP BV term loan 4.5% 3/4/17 (g)	3,000	2,925
SunGard Data Systems, Inc. Tranche B, term loan 2.0406% 2/28/14 (g)	10,233	10,080
		167,926
Telecommunications - 1.5%
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (g)	5,830	5,823
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	52,995	44,781
Genesys SA Tranche B, term loan 6.75% 1/20/19 (g)	1,820	1,815
Intelsat Jackson Holdings SA:
term loan 3.2958% 2/1/14 (g)	12,730	12,412
Tranche B, term loan 5.25% 4/2/18 (g)	14,049	14,049
		78,880
TOTAL FLOATING RATE LOANS (Cost $660,210)		651,088
Preferred Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 0.4%
Bank of America Corp.:
8% (f)(g)	$ 5,920	$ 5,833
8.125% (f)(g)	14,853	14,960
TOTAL PREFERRED SECURITIES (Cost $20,489)		20,793
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $361,731)	361,730,909	361,731
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,072,829)		5,147,762
NET OTHER ASSETS (LIABILITIES) - 0.5%		26,428
NET ASSETS - 100%		$ 5,174,190
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,397,925,000 or 27.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,130,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
* Amount represents less than a $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 197
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,732	$ -	$ 10,602	$ 1,130
Financials	114,747	100,572	14,175	-
Industrials	8,796	6,923	-	1,873
Materials	10,436	10,436	-	-
Utilities	2,576	-	2,576	-
Corporate Bonds	3,965,863	-	3,965,863	-
Floating Rate Loans	651,088	-	651,088	-
Preferred Securities	20,793	-	20,793	-
Money Market Funds	361,731	361,731	-	-
Total Investments in Securities:	$ 5,147,762	$ 479,662	$ 4,665,097	$ 3,003
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,308
Total Realized Gain (Loss)	3
Total Unrealized Gain (Loss)	(1,034)
Cost of Purchases	-
Proceeds of Sales	(17)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,257)
Ending Balance	$ 3,003
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (1,031)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $5,035,504,000. Net unrealized appreciation aggregated $112,258,000, of which $261,508,000 related to appreciated investment securities and $149,250,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

January 31, 2012

1.924276.100

FSH-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.2%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,556,588
4.5% 11/15/29 (d)	1,814,000	1,968,190
		3,524,778
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	4,558,000	4,666,253
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	772,609
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	843,000	1,157,018
TOTAL CONVERTIBLE BONDS		10,120,658
Nonconvertible Bonds - 78.1%
Aerospace - 0.7%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,274,170
Esterline Technologies Corp. 7% 8/1/20	3,857,000	4,204,130
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	6,843,000	7,082,505
7.125% 3/15/21 (e)	18,713,000	19,555,085
Sequa Corp.:
11.75% 12/1/15 (e)	10,999,000	11,576,448
13.5% 12/1/15 pay-in-kind (e)	11,653,000	12,410,445
		61,102,783
Air Transportation - 0.7%
Air Canada 9.25% 8/1/15 (e)	43,904,000	41,928,320
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	5,596,447	6,072,145
Continental Airlines, Inc. 3.6539% 6/2/13 (g)	2,056,690	1,943,572
Continental Airlines, Inc. 7.25% 11/10/19	2,586,863	2,858,483
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	5,268,842	5,301,508
		58,104,028
Automotive - 3.9%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,795,000	1,732,175
10.625% 3/15/18	4,188,000	4,146,120
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (e)	10,810,000	10,377,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Chrysler Group LLC/CG Co-Issuer, Inc.: - continued
8.25% 6/15/21 (e)	$ 10,820,000	$ 10,333,100
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,826,625
6.75% 2/15/21	4,885,000	5,153,675
Delphi Corp.:
5.875% 5/15/19 (e)	22,965,000	23,941,013
6.125% 5/15/21 (e)	15,255,000	15,941,475
Exide Technologies 8.625% 2/1/18	9,855,000	8,130,375
Ford Motor Co.:
6.375% 2/1/29	4,276,000	4,464,909
6.625% 2/15/28	2,943,000	3,143,848
6.625% 10/1/28	1,075,000	1,149,982
7.125% 11/15/25	175,000	188,125
7.45% 7/16/31	8,385,000	10,334,513
Ford Motor Credit Co. LLC:
5% 5/15/18	29,955,000	31,008,487
5.75% 2/1/21	8,379,000	9,091,215
5.875% 8/2/21	63,350,000	69,320,864
6.625% 8/15/17	8,930,000	9,979,275
8% 12/15/16	1,824,000	2,159,724
8.125% 1/15/20	10,628,000	13,007,981
12% 5/15/15	12,691,000	15,832,023
General Motors Acceptance Corp. 8% 11/1/31	8,746,000	9,073,748
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	77,057
7.2% 1/15/11 (c)	5,277,000	35,356
7.7% 4/15/16 (c)	8,201,000	54,947
8.25% 7/15/23 (c)	7,519,000	50,377
8.375% 7/15/33 (c)	15,931,000	106,738
International Automotive Components Group SA 9.125% 6/1/18 (e)	14,515,000	12,845,775
Lear Corp.:
7.875% 3/15/18	1,400,000	1,536,500
8.125% 3/15/20	3,369,000	3,739,590
Navistar International Corp. 8.25% 11/1/21	6,962,000	7,536,365
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,332,000	4,418,640
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,543,395
7.75% 8/15/18	4,072,000	4,336,680
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.: - continued
8.125% 11/15/15	$ 16,847,000	$ 17,542,107
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	2,372,000	2,621,060
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	18,058,000	19,006,045
TRW Automotive, Inc. 7.25% 3/15/17 (e)	2,511,000	2,743,268
		347,530,752
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
3.6492% 2/11/14 (g)	21,335,000	20,801,625
4.5% 2/11/14	4,220,000	4,198,900
6.25% 12/1/17	1,024,000	1,049,600
6.625% 5/15/12	13,748,000	13,868,295
6.625% 5/15/12	3,702,000	3,734,393
6.75% 12/1/14	13,444,000	14,048,980
6.875% 8/28/12	3,811,000	3,877,693
7.5% 12/31/13	4,716,000	4,963,590
7.5% 9/15/20	29,320,000	31,372,400
8% 12/31/18	7,311,000	7,548,608
8% 3/15/20	24,043,000	26,447,300
8% 11/1/31	13,505,000	14,315,300
Citigroup Capital XXI 8.3% 12/21/77 (g)	4,089,000	4,160,558
General Motors Acceptance Corp. 6.75% 12/1/14	12,100,000	12,553,750
		162,940,992
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	1,893,000
9% 3/1/21	5,452,000	4,743,240
10.75% 8/1/16	6,984,000	5,203,080
Nexstar Broadcasting, Inc.:
7% 1/15/14	2,716,000	2,709,210
7% 1/15/14 pay-in-kind	8,276,000	8,255,310
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,105,000	3,291,300
Univision Communications, Inc.:
6.875% 5/15/19 (e)	30,130,000	29,979,350
7.875% 11/1/20 (e)	4,259,000	4,440,008
8.5% 5/15/21 (e)	2,987,000	2,897,390
		63,411,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 2.2%
Associated Materials LLC 9.125% 11/1/17	$ 25,427,000	$ 24,664,190
Building Materials Corp. of America 6.75% 5/1/21 (e)	7,455,000	8,014,125
Cemex SA de CV:
5.5793% 9/30/15 (e)(g)	28,060,000	23,289,800
9% 1/11/18 (e)	36,515,000	31,768,050
General Cable Corp.:
2.956% 4/1/15 (g)	7,564,000	7,110,160
7.125% 4/1/17	10,017,000	10,192,298
Headwaters, Inc. 7.625% 4/1/19	25,211,000	23,572,285
Interline Brands, Inc. 7% 11/15/18	2,381,000	2,494,098
Masco Corp.:
6.125% 10/3/16	2,705,000	2,864,287
7.125% 3/15/20	7,186,000	7,293,790
Masonite International Corp. 8.25% 4/15/21 (e)	3,975,000	4,084,313
Ply Gem Industries, Inc. 8.25% 2/15/18	28,742,000	27,879,740
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	10,705,000	10,972,625
USG Corp. 8.375% 10/15/18 (e)	10,775,000	10,559,500
		194,759,261
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	38,860,000	40,414,400
6.625% 1/31/22	16,840,000	17,534,650
7% 1/15/19	38,656,000	40,878,720
7.375% 6/1/20	11,590,000	12,575,150
7.875% 4/30/18	6,547,000	7,103,495
8.125% 4/30/20	8,646,000	9,564,638
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,428,838	14,324,236
CSC Holdings LLC:
6.75% 11/15/21 (e)	15,170,000	16,345,675
8.625% 2/15/19	4,308,000	5,029,590
DISH DBS Corp. 6.75% 6/1/21	17,650,000	19,282,625
EchoStar Communications Corp. 7.125% 2/1/16	18,031,000	19,653,790
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	2,795,000	2,983,663
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	5,475,000	5,885,625
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	52,728,000	53,518,920
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	$ 11,355,000	$ 11,809,200
UPCB Finance Vi Ltd. 6.875% 1/15/22 (e)	5,860,000	5,860,000
		282,764,377
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	7,350,000	7,938,000
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	2,885,059
CNH Capital LLC 6.25% 11/1/16 (e)	9,105,000	9,696,825
Coleman Cable, Inc. 9% 2/15/18	15,926,000	16,244,520
Terex Corp. 10.875% 6/1/16	9,216,000	10,344,960
		47,109,364
Chemicals - 0.9%
Celanese US Holdings LLC:
5.875% 6/15/21	5,630,000	6,024,100
6.625% 10/15/18	9,255,000	9,925,988
Chemtura Corp. 7.875% 9/1/18	10,347,000	10,916,085
Georgia Gulf Corp. 9% 1/15/17 (e)	11,044,000	12,341,670
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	9,790,000	9,741,050
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	2,906,640
Lyondell Chemical Co. 8% 11/1/17	4,155,000	4,643,213
LyondellBasell Industries NV 6% 11/15/21 (e)	6,710,000	7,297,125
NOVA Chemicals Corp. 8.625% 11/1/19	6,262,000	7,107,370
PolyOne Corp. 7.375% 9/15/20	3,437,000	3,694,775
Solutia, Inc.:
7.875% 3/15/20	2,112,000	2,481,600
8.75% 11/1/17	1,498,000	1,696,485
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	2,550,000	2,597,813
		81,373,914
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	2,311,000	1,929,685
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,234,610
Prestige Brands, Inc. 8.125% 2/1/20 (e)	1,575,000	1,638,000
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,196,540
		10,998,835
Containers - 3.0%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	6,425,000	6,746,250
9.125% 10/15/20 (e)	7,997,000	8,116,955
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	$ 16,105,000	$ 16,145,263
Berry Plastics Corp.:
5.3215% 2/15/15 (g)	37,678,000	37,678,000
8.25% 11/15/15	4,137,000	4,436,933
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	10,833,000	11,726,723
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,177,000	4,177,000
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	2,971,340
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	36,046,000	37,623,013
7.125% 4/15/19 (e)	7,737,000	8,133,521
7.875% 8/15/19 (e)	26,275,000	28,409,844
8.25% 2/15/21 (e)	22,914,000	21,653,730
9% 4/15/19 (e)	14,686,000	14,612,570
9.875% 8/15/19 (e)	13,640,000	13,844,600
Sealed Air Corp.:
8.125% 9/15/19 (e)	18,295,000	20,307,450
8.375% 9/15/21 (e)	20,235,000	22,764,375
Solo Cup Co. 8.5% 2/15/14	5,348,000	4,893,420
		264,240,987
Diversified Financial Services - 7.8%
Aircastle Ltd.:
9.75% 8/1/18	3,829,000	4,192,755
9.75% 8/1/18 (e)	8,020,000	8,781,900
CIT Group, Inc.:
6.625% 4/1/18 (e)	5,000,000	5,325,000
7% 5/4/15 (e)	27,463,000	27,463,000
7% 5/2/16 (e)	88,110,000	88,330,275
7% 5/2/17 (e)	83,039,000	83,142,799
Eileme 2 AB 11.625% 1/31/20 (e)	14,895,000	15,155,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	18,379,000	19,114,160
8% 1/15/18	53,059,000	55,048,713
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 6,328,000	$ 6,343,820
5.65% 6/1/14	3,798,000	3,774,263
5.75% 5/15/16	14,235,000	14,021,475
5.875% 5/1/13	5,475,000	5,475,000
6.25% 5/15/19	22,245,000	21,810,933
6.375% 3/25/13	5,000,000	5,068,750
6.625% 11/15/13	19,195,000	19,530,913
6.75% 9/1/16 (e)	5,506,000	5,905,185
7.125% 9/1/18 (e)	29,553,000	32,286,653
8.25% 12/15/20	14,326,000	15,364,635
8.625% 9/15/15	71,975,000	77,553,063
8.625% 1/15/22	33,105,000	35,587,875
8.75% 3/15/17	37,296,000	40,652,640
8.875% 9/1/17	27,430,000	30,173,000
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	18,605,000	11,092,301
SLM Corp.:
6% 1/25/17	9,115,000	9,115,000
6.25% 1/25/16	7,070,000	7,211,400
7.25% 1/25/22	9,815,000	9,839,538
8% 3/25/20	27,393,000	29,036,580
8.45% 6/15/18	10,520,000	11,387,900
		697,785,189
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	7,872,000	8,029,440
Lamar Media Corp. 5.875% 2/1/22 (e)	3,760,000	3,778,800
Liberty Media Corp.:
8.25% 2/1/30	5,658,000	5,573,130
8.5% 7/15/29	3,876,000	3,817,860
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	9,435,000	10,496,438
11.5% 5/1/16	6,960,000	7,986,600
		39,682,268
Electric Utilities - 5.9%
Atlantic Power Corp. 9% 11/15/18 (e)	25,315,000	26,137,738
Calpine Corp.:
7.5% 2/15/21 (e)	75,623,000	80,538,495
7.875% 7/31/20 (e)	24,158,000	26,030,245
7.875% 1/15/23 (e)	37,790,000	40,529,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp. 8.75% 6/15/19	$ 3,516,000	$ 4,166,460
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	6,115,000	6,802,938
Energy Future Holdings Corp. 10% 1/15/20	14,055,000	15,109,125
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	34,442,000	37,197,360
11% 10/1/21 (e)	18,381,000	17,461,950
GenOn Energy, Inc.:
9.5% 10/15/18	40,499,000	38,271,555
9.875% 10/15/20	45,582,000	42,787,823
InterGen NV 9% 6/30/17 (e)	33,537,000	35,549,220
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	32,643,440
9.125% 5/1/31	14,621,000	13,305,110
NRG Energy, Inc.:
7.625% 5/15/19 (e)	8,505,000	8,079,750
7.875% 5/15/21 (e)	9,110,000	8,654,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)	9,854,000	9,854,000
Puget Energy, Inc. 6% 9/1/21	12,615,000	13,213,077
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	13,454,315
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,501,119	1,572,422
The AES Corp.:
7.375% 7/1/21 (e)	23,825,000	26,267,063
8% 10/15/17	16,106,000	17,958,190
9.75% 4/15/16	3,806,000	4,472,050
TXU Corp. 6.5% 11/15/24	5,323,000	2,395,350
		522,451,951
Energy - 8.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	5,969,700
7% 5/20/22	12,725,000	12,756,813
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,074,400
6.5% 5/20/21	4,207,000	4,175,448
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	18,240,000	18,924,000
ATP Oil & Gas Corp. 11.875% 5/1/15	54,844,000	35,648,600
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,359,263
Berry Petroleum Co.:
8.25% 11/1/16	3,555,000	3,679,425
10.25% 6/1/14	2,294,000	2,620,895
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Calfrac Holdings LP 7.5% 12/1/20 (e)	$ 6,332,000	$ 6,252,850
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (e)	18,655,000	18,748,275
Chesapeake Energy Corp.:
6.125% 2/15/21	12,750,000	12,495,000
6.875% 11/15/20	3,375,000	3,459,375
9.5% 2/15/15	11,231,000	12,634,875
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22 (e)	11,900,000	12,108,250
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	8,940,000	8,984,700
Continental Resources, Inc.:
7.125% 4/1/21	2,445,000	2,665,050
7.375% 10/1/20	3,587,000	3,945,700
Covanta Holding Corp. 7.25% 12/1/20	12,118,000	12,785,811
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	12,590,000	12,684,425
Denbury Resources, Inc. 8.25% 2/15/20	7,817,000	8,872,295
Edgen Murray Corp. 12.25% 1/15/15	29,710,000	27,704,575
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,988,000	2,081,875
Energy Transfer Equity LP 7.5% 10/15/20	41,250,000	45,581,250
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	55,649,000	50,084,100
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	12,315,000	10,529,325
Forest Oil Corp. 7.25% 6/15/19	23,487,000	23,428,283
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (e)	4,587,000	4,885,155
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,778,150
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	7,379,000	7,388,224
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	33,429,000	32,091,840
7% 10/1/18	16,544,000	16,047,680
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	10,850,000	10,850,000
7.75% 2/1/21	14,292,000	15,363,900
8.625% 4/15/20	21,983,000	24,401,130
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	20,225,000	21,438,500
McJunkin Red Man Corp. 9.5% 12/15/16	67,573,000	71,796,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (e)	$ 4,137,000	$ 4,426,590
Offshore Group Investment Ltd. 11.5% 8/1/15	12,093,000	13,392,998
Oil States International, Inc. 6.5% 6/1/19	11,590,000	12,314,375
Parker Drilling Co. 9.125% 4/1/18	2,897,000	3,041,850
Petrohawk Energy Corp.:
7.25% 8/15/18	11,338,000	12,896,975
7.875% 6/1/15	5,099,000	5,404,940
Petroleum Development Corp. 12% 2/15/18	8,199,000	8,936,910
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,617,980
Pioneer Natural Resources Co. 6.65% 3/15/17	2,611,000	2,950,430
Plains Exploration & Production Co.:
6.625% 5/1/21	30,000,000	31,725,000
6.75% 2/1/22	15,020,000	16,259,150
7.625% 6/1/18	1,616,000	1,721,040
7.625% 4/1/20	6,256,000	6,756,480
Precision Drilling Corp. 6.5% 12/15/21 (e)	2,020,000	2,085,650
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,248,000	1,198,080
11.75% 1/1/16	5,261,000	5,681,880
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,529,000	8,159,930
SESI LLC 6.375% 5/1/19	15,160,000	15,766,400
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,398,845
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	5,410,000	5,477,625
6.875% 2/1/21 (e)	6,047,000	6,303,998
7.875% 10/15/18	7,826,000	8,412,950
Venoco, Inc. 11.5% 10/1/17	3,216,000	3,280,320
WPX Energy, Inc.:
5.25% 1/15/17 (e)	9,345,000	9,309,956
6% 1/15/22 (e)	18,660,000	18,566,700
		797,382,502
Environmental - 0.0%
Casella Waste Systems, Inc. 11% 7/15/14	2,050,000	2,214,000
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	27,208,000	28,568,400
Post Holdings, Inc. 7.375% 2/15/22 (e)	2,980,000	3,099,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 6,839,000	$ 6,821,903
7.5% 3/1/17	16,796,000	17,173,910
9.375% 12/15/15	12,905,000	12,969,525
9.5% 6/15/17	51,868,000	51,478,990
9.75% 6/12/16	3,314,000	3,628,830
10.25% 10/15/19	3,738,000	4,223,940
10.375% 7/15/16	12,776,000	13,606,440
Tops Markets LLC 10.125% 10/15/15	2,976,000	3,191,760
		144,762,898
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	20,681,000	21,094,620
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	23,039,000	24,651,730
Dean Foods Co.:
7% 6/1/16	3,415,000	3,432,075
9.75% 12/15/18	6,668,000	7,268,120
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)	6,780,000	6,847,800
Smithfield Foods, Inc. 10% 7/15/14	5,701,000	6,727,180
		70,021,525
Gaming - 1.6%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,239,063
Chester Downs & Marina LLC 9.25% 1/15/20 (e)	3,100,000	3,165,875
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,864,593
MGM Mirage, Inc.:
6.625% 7/15/15	10,168,000	10,168,000
7.5% 6/1/16	11,553,000	11,553,000
7.625% 1/15/17	7,781,000	7,761,548
8.625% 2/1/19 (e)	39,690,000	41,376,825
9% 3/15/20	4,313,000	4,852,125
10% 11/1/16	3,823,000	4,167,070
10.375% 5/15/14	1,588,000	1,818,260
11.125% 11/15/17	1,914,000	2,181,960
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	11,920,000	11,711,400
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	3,012,000	2,989,410
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	15,697,000	17,659,125
		145,508,254
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 7.9%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	$ 4,669,000	$ 4,949,140
Alere, Inc. 9% 5/15/16	8,116,000	8,501,510
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,798,943
Carriage Services, Inc. 7.875% 1/15/15	2,524,000	2,542,930
Community Health Systems, Inc.:
8% 11/15/19 (e)	24,230,000	24,896,325
8.875% 7/15/15	24,887,000	25,882,480
DaVita, Inc.:
6.375% 11/1/18	5,041,000	5,312,206
6.625% 11/1/20	4,361,000	4,633,563
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	6,021,000	6,562,890
Emergency Medical Services Corp. 8.125% 6/1/19	31,105,000	31,727,100
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	12,053,000	13,137,770
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	4,395,000	4,680,675
Grifols, Inc. 8.25% 2/1/18	5,745,000	6,262,050
HCA Holdings, Inc. 7.75% 5/15/21	79,432,000	83,205,020
HCA, Inc.:
5.75% 3/15/14	3,525,000	3,666,000
6.375% 1/15/15	1,144,000	1,192,620
6.5% 2/15/20	33,210,000	35,202,600
7.25% 9/15/20	11,344,000	12,223,160
7.5% 11/6/33	2,199,000	1,979,100
7.875% 2/15/20	14,144,000	15,416,960
8.5% 4/15/19	7,992,000	8,851,140
9.875% 2/15/17	1,215,000	1,328,906
Health Management Associates, Inc. 7.375% 1/15/20 (e)	3,220,000	3,324,650
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	32,845,000	31,531,200
Inverness Medical Innovations, Inc. 7.875% 2/1/16	13,028,000	13,549,120
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	3,375,000	3,649,050
Kindred Healthcare, Inc. 8.25% 6/1/19	4,495,000	4,129,557
Mylan, Inc.:
6% 11/15/18 (e)	29,960,000	30,933,700
7.625% 7/15/17 (e)	3,770,000	4,137,575
7.875% 7/15/20 (e)	6,803,000	7,551,330
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	25,361,000	27,072,868
7% 1/15/16	4,725,000	4,837,219
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20	$ 8,934,000	$ 9,648,720
Rotech Healthcare, Inc.:
10.5% 3/15/18	3,057,000	2,399,745
10.75% 10/15/15	7,566,000	7,622,745
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	13,016,000	13,699,340
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,452,700
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	12,130,000	12,797,150
8.875% 7/1/19	9,725,000	10,989,250
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	10,766,000	10,900,575
6.75% 8/15/21 (e)	21,236,000	21,076,730
6.875% 12/1/18 (e)	40,495,000	41,304,900
7% 10/1/20 (e)	10,255,000	10,383,188
7.25% 7/15/22 (e)	11,781,000	11,957,715
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	17,911,000	18,269,220
8% 2/1/18	19,475,000	20,328,005
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	59,227,000	61,596,080
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	7,320,000	6,734,400
		706,829,820
Homebuilders/Real Estate - 1.5%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	9,851,625
11.625% 6/15/17	16,463,000	19,014,765
KB Home:
5.875% 1/15/15	7,270,000	7,160,950
6.25% 6/15/15	6,069,000	5,985,551
7.25% 6/15/18	7,795,000	7,405,250
9.1% 9/15/17	7,810,000	8,005,250
Realogy Corp.:
7.625% 1/15/20 (e)	19,890,000	19,913,868
7.875% 2/15/19 (e)	4,602,000	4,233,840
11.5% 4/15/17	10,526,000	9,262,880
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp.:
8.375% 5/15/18	$ 20,467,000	$ 20,774,005
8.375% 1/15/21	18,484,000	18,715,050
		130,323,034
Hotels - 0.9%
FelCor Lodging LP 6.75% 6/1/19	33,860,000	32,971,175
Host Hotels & Resorts LP:
5.875% 6/15/19	18,405,000	19,555,313
6% 10/1/21 (e)	7,865,000	8,435,213
6.875% 11/1/14	9,086,000	9,222,290
9% 5/15/17	5,296,000	5,852,080
Host Marriott LP 6.375% 3/15/15	2,540,000	2,571,750
		78,607,821
Leisure - 0.5%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	6,694,380
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	5,713,000	5,970,085
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	10,851,100
NCL Corp. Ltd. 11.75% 11/15/16	9,650,000	11,242,250
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,371,240
yankee 7.25% 6/15/16	1,253,000	1,328,180
		48,457,235
Metals/Mining - 2.1%
Aleris International, Inc. 7.625% 2/15/18	3,500,000	3,561,250
Alpha Natural Resources, Inc.:
6% 6/1/19	17,425,000	17,207,188
6.25% 6/1/21	11,825,000	11,677,188
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	2,691,000
Arch Coal, Inc.:
7.25% 10/1/20	1,512,000	1,515,780
8.75% 8/1/16	4,140,000	4,502,250
Calcipar SA 6.875% 5/1/18 (e)	6,040,000	5,843,700
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	27,508,313
8.25% 4/1/20	25,020,000	27,021,600
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)	11,961,000	12,080,610
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
6.875% 2/1/18 (e)	$ 9,553,000	$ 9,696,295
7% 11/1/15 (e)	20,089,000	20,691,670
8.25% 11/1/19 (e)	17,095,000	18,206,175
Novelis, Inc. 8.375% 12/15/17	1,034,000	1,134,815
Peabody Energy Corp.:
6% 11/15/18 (e)	12,130,000	12,493,900
7.375% 11/1/16	2,137,000	2,388,098
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	3,873,000	4,027,920
SunCoke Energy, Inc. 7.625% 8/1/19	2,835,000	2,898,788
		185,146,540
Paper - 1.2%
ABI Escrow Corp. 10.25% 10/15/18 (e)	14,504,000	16,317,000
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	11,323,000	12,172,225
Glatfelter 7.125% 5/1/16	2,691,000	2,765,003
Mercer International, Inc. 9.5% 12/1/17	4,521,000	4,690,538
NewPage Corp. 11.375% 12/31/14 (c)	73,414,000	47,719,100
Sappi Papier Holding AG 6.625% 4/15/21 (e)	4,955,000	4,409,950
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	20,685,000	18,202,800
		106,276,616
Publishing/Printing - 0.4%
American Reprographics Co. 10.5% 12/15/16	4,140,000	4,057,200
Cadmus Communications Corp. 8.375% 6/15/14	3,980,000	3,004,900
Cenveo Corp.:
7.875% 12/1/13	14,761,000	12,030,215
10.5% 8/15/16 (e)	14,881,000	12,648,850
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	2,179,000	1,579,775
		33,320,940
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16	1,763,000	2,045,080
Kansas City Southern Railway Co. 8% 6/1/15	2,308,000	2,446,480
		4,491,560
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	27,071,000	29,439,713
Landry's Restaurants, Inc. 11.625% 12/1/15	5,206,000	5,596,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	$ 6,022,000	$ 6,022,000
Roadhouse Financing, Inc. 10.75% 10/15/17	7,511,000	7,135,450
		48,193,613
Services - 1.2%
ARAMARK Corp. 3.9294% 2/1/15 (g)	21,751,000	21,479,113
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9572% 5/15/14 (g)	5,941,000	5,762,770
7.625% 5/15/14	4,551,000	4,590,594
7.75% 5/15/16	4,435,000	4,568,050
9.625% 3/15/18	14,758,000	16,012,430
Hertz Corp. 6.75% 4/15/19	5,103,000	5,268,848
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	43,862,000	46,055,100
The Geo Group, Inc.:
6.625% 2/15/21	1,697,000	1,739,425
7.75% 10/15/17	2,306,000	2,467,420
		107,943,750
Shipping - 1.2%
Aguila 3 SA 7.875% 1/31/18 (e)	5,651,000	5,721,638
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	42,827,000	32,120,250
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	26,346,000	20,549,880
8.875% 11/1/17	16,237,000	15,912,260
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	2,930,000	2,402,600
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	15,694,080
Teekay Corp. 8.5% 1/15/20	7,565,000	7,583,913
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,576,000	5,852,640
Western Express, Inc. 12.5% 4/15/15 (e)	4,833,000	2,464,830
		108,302,091
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	12,440,000	12,377,800
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	22,922,000	23,495,050
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,519,440
		44,392,290
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,607,000	16,959,899
8.375% 11/15/20	2,572,000	2,739,180
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc. 8.875% 3/15/19	$ 5,420,000	$ 4,444,400
J. Crew Group, Inc. 8.125% 3/1/19	28,662,000	27,802,140
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	24,128,538
7% 5/1/20	3,907,000	4,297,700
NBC Acquisition Corp. 11% 3/15/13 (c)	1,913,000	19,130
Sally Holdings LLC 6.875% 11/15/19 (e)	6,960,000	7,447,200
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,618,700
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	20,517,000	22,825,163
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,710,000	2,903,223
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,262,000	4,347,240
		120,532,513
Technology - 5.8%
Amkor Technology, Inc. 7.375% 5/1/18	7,299,000	7,773,435
Avaya, Inc.:
7% 4/1/19 (e)	99,250,000	97,016,875
9.75% 11/1/15	28,641,000	27,352,155
10.125% 11/1/15 pay-in-kind (g)	76,393,800	73,529,033
CDW LLC/CDW Finance Corp.:
8% 12/15/18	13,766,000	14,780,554
8.5% 4/1/19	31,960,000	33,637,900
12.535% 10/12/17	51,960,000	55,986,900
Ceridian Corp.:
11.25% 11/15/15	5,291,000	4,708,990
12.25% 11/15/15 pay-in-kind (g)	2,245,000	1,986,825
CommScope, Inc. 8.25% 1/15/19 (e)	12,513,000	12,982,238
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,692,000	2,947,740
7.875% 7/15/20	3,590,000	4,020,800
First Data Corp.:
7.375% 6/15/19 (e)	9,695,000	9,622,288
8.25% 1/15/21 (e)	9,208,000	8,517,400
8.75% 1/15/22 pay-in-kind (e)(g)	10,071,000	9,164,610
10.55% 9/24/15 pay-in-kind (g)	3,203,613	3,171,577
12.625% 1/15/21	8,383,000	8,110,553
Freescale Semiconductor, Inc.:
8.05% 2/1/20	22,775,000	22,319,500
9.25% 4/15/18 (e)	14,917,000	16,296,823
10.125% 3/15/18 (e)	15,085,000	16,782,063
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	4,881,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 37,057,000	$ 27,978,035
6.5% 1/15/28	5,456,000	4,105,640
NXP BV/NXP Funding LLC 9.75% 8/1/18 (e)	3,857,000	4,300,555
Sanmina-SCI Corp. 7% 5/15/19 (e)	20,065,000	20,215,488
Serena Software, Inc. 10.375% 3/15/16	1,862,000	1,917,860
Spansion LLC 7.875% 11/15/17	6,722,000	6,553,950
Unisys Corp.:
12.5% 1/15/16	4,058,000	4,331,915
12.75% 10/15/14 (e)	447,000	508,463
Viasystems, Inc. 12% 1/15/15 (e)	9,713,000	10,392,910
		515,894,513
Telecommunications - 7.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	16,002,000	13,601,700
Citizens Communications Co. 7.125% 3/15/19	2,507,000	2,387,918
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	15,339,000	14,457,008
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	11,936,763
Cricket Communications, Inc. 7.75% 10/15/20	67,325,000	64,127,063
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,296,735
8.875% 1/15/15 (e)	30,099,000	30,324,743
9.125% 1/15/15 pay-in-kind (e)(g)	4,685,000	4,731,850
10.5% 4/15/18 (e)	8,028,000	8,449,470
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	3,792,550
Frontier Communications Corp.:
7.875% 4/15/15	4,172,000	4,270,876
8.25% 4/15/17	12,284,000	12,376,130
8.5% 4/15/20	41,365,000	40,794,163
8.75% 4/15/22	11,025,000	10,914,750
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	22,535,000	23,549,075
7.5% 4/1/21 (e)	25,120,000	26,313,200
8.5% 11/1/19	4,411,000	4,780,642
9.5% 6/15/16	1,876,000	1,969,800
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	19,426,508
11.5% 2/4/17 pay-in-kind (g)	62,900,000	63,214,500
Level 3 Financing, Inc. 8.625% 7/15/20 (e)	8,975,000	9,199,375
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	14,386,288
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 4,041,000	$ 4,000,590
7.375% 8/1/15	53,218,000	51,488,415
NII Capital Corp. 7.625% 4/1/21	11,425,000	11,739,188
Qwest Communications International, Inc. 8% 10/1/15	9,645,000	10,344,465
Sprint Capital Corp.:
6.875% 11/15/28	15,954,000	11,805,960
6.9% 5/1/19	66,903,000	57,034,808
8.75% 3/15/32	3,616,000	3,037,440
Sprint Nextel Corp.:
6% 12/1/16	28,743,000	25,365,698
8.375% 8/15/17	6,756,000	6,299,970
9% 11/15/18 (e)	12,120,000	13,104,144
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)	3,821,000	3,768,461
7.748% 2/2/21 (e)	12,961,000	12,474,963
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,609,000	7,380,730
11.75% 7/15/17 (e)	42,063,000	41,642,370
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	36,852,077	27,794,400
Windstream Corp.:
7% 3/15/19	3,569,000	3,684,993
7.75% 10/1/21	7,000,000	7,560,000
8.125% 9/1/18	3,347,000	3,639,863
		689,467,565
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	41,557,000	43,219,280
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,174,000	4,612,270
		47,831,550
TOTAL NONCONVERTIBLE BONDS		6,970,157,219
TOTAL CORPORATE BONDS (Cost $7,053,434,538)		6,980,277,877
Common Stocks - 0.9%
	Shares	Value
Automotive - 0.3%
Delphi Automotive PLC	947,362	$ 22,875,950
General Motors Co.:
warrants 7/10/16 (a)	177,998	2,693,110
warrants 7/10/19 (a)	177,998	1,858,299
		27,427,359
Building Materials - 0.2%
Nortek, Inc. (a)	544,700	14,706,900
Nortek, Inc. warrants 12/7/14 (a)	10,000	27,000
		14,733,900
Capital Goods - 0.0%
Remy International, Inc.	93,400	1,863,330
Chemicals - 0.2%
LyondellBasell Industries NV Class A	401,000	17,283,100
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	153,000	5,835,420
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,089,757
Metals/Mining - 0.0%
Aleris International, Inc. (a)(i)	46,900	2,579,500
Shipping - 0.1%
DeepOcean Group Holding A/S (e)	419,352	6,684,471
Navios Maritime Holdings, Inc.	771,100	2,791,382
		9,475,853
TOTAL COMMON STOCKS (Cost $94,630,362)		81,288,219
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 1.3%
Automotive - 0.2%
General Motors Co. 4.75%	352,100	14,105,126
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	25,200	23,221,044
Fifth Third Bancorp 8.50%	25,197	3,576,714
Huntington Bancshares, Inc. 8.50%	18,781	20,846,910
Wells Fargo & Co. 7.50%	25,000	27,375,000
		75,019,668
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	27,100	2,511,086
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	20,000	$ 19,633,200
Electric Utilities - 0.1%
PPL Corp. 8.75%	88,900	4,664,583
Homebuilders/Real Estate - 0.0%
Health Care REIT, Inc. Series I, 6.50%	60,300	3,233,588
TOTAL CONVERTIBLE PREFERRED STOCKS		119,167,251
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	42,000	33,390,000
Diversified Financial Services - 0.4%
Citigroup Capital XII 8.50%	184,200	4,746,834
Citigroup Capital XIII 7.875%	190,900	5,142,846
GMAC Capital Trust I Series 2, 8.125%	1,384,300	30,717,617
		40,607,297
TOTAL NONCONVERTIBLE PREFERRED STOCKS		73,997,297
TOTAL PREFERRED STOCKS (Cost $210,757,978)		193,164,548
Floating Rate Loans - 13.6%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.8309% 12/3/14 (g)	$ 16,504,000	16,215,180
Air Transportation - 0.9%
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (g)	13,823,936	13,374,659
US Airways Group, Inc. term loan 2.77% 3/23/14 (g)	78,958,403	71,457,355
		84,832,014
Automotive - 0.5%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (g)	12,755,000	12,499,900
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (g)	2,611,926	2,611,926
Federal-Mogul Corp.:
Tranche B, term loan 2.2348% 12/27/14 (g)	19,904,995	19,083,914
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.: - continued
Tranche C, term loan 2.2198% 12/27/15 (g)	$ 10,155,792	$ 9,648,002
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.78% 4/30/14 (g)	3,907,000	3,789,790
		47,633,532
Broadcasting - 0.9%
Univision Communications, Inc. term loan 4.52% 3/31/17 (g)	80,366,350	75,544,369
VNU, Inc. Tranche C, term loan 3.5453% 5/1/16 (g)	3,073,794	3,069,952
		78,614,321
Cable TV - 0.2%
CCO Holdings, LLC Tranche 3LN, term loan 2.77% 9/6/14 (g)	7,656,000	7,502,880
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	14,240,000	14,186,600
		21,689,480
Capital Goods - 0.2%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (g)	3,210,000	3,197,160
Tranche B 1LN, term loan 4.761% 6/7/18 (g)	9,626,672	9,588,165
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (g)	7,763,122	7,763,122
		20,548,447
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (g)	9,505,000	9,564,406
Momentive Performance Materials, Inc. Tranche B1, term loan 3.8125% 5/15/15 (g)	7,471,354	7,321,927
Tronox, Inc. Tranche B, term loan 7.25% 10/21/15 (g)	8,730,810	8,676,242
		25,562,575
Consumer Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 1/31/19	5,450,000	5,484,063
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2896% 4/3/15 (g)	6,955,971	6,764,682
Diversified Financial Services - 0.0%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (g)	4,259,000	4,269,648
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.9%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.8293% 12/15/14 (g)	$ 14,057,000	$ 13,494,720
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (g)	101,446,470	62,896,811
		76,391,531
Energy - 0.5%
CCS, Inc. Tranche B, term loan 3.27% 11/14/14 (g)	22,624,908	21,437,101
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (g)	22,676,542	22,619,850
		44,056,951
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2.0375% 6/4/14 (g)	5,558,672	5,391,912
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (g)	4,567,000	4,567,000
		9,958,912
Food/Beverage/Tobacco - 0.0%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (g)	3,043,952	2,990,683
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (g)	9,140,925	9,175,203
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (g)	1,449,212	1,474,573
		10,649,776
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 3.9579% 1/25/17 (g)	2,944,185	2,900,023
Tranche B, term loan 2.7552% 7/25/14 (g)	20,035,963	19,760,469
Tranche DD, term loan 2.52% 7/25/14 (g)	1,028,064	1,013,928
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (g)	12,952,125	12,935,935
HCA, Inc.:
Tranche B2, term loan 3.8293% 3/31/17 (g)	6,386,000	6,258,280
Tranche B3, term loan 3.52% 5/1/18 (g)	8,514,000	8,333,503
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (g)	22,954,759	22,897,372
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (g)	$ 8,355,000	$ 8,407,219
VWR Funding, Inc. term loan 2.77% 6/29/14 (g)	6,997,291	6,839,852
		89,346,581
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (g)	387,285	360,175
term loan 4.6914% 10/10/16 (g)	6,472,000	6,018,960
Tranche B, term loan 3.4414% 10/10/13 (g)	5,419,260	5,365,067
Tranche DD, term loan 3.4414% 10/10/13 (g)	15,544,980	15,389,530
3.2953% 10/10/13 (g)	542,868	542,868
		27,676,600
Publishing/Printing - 0.4%
Thomson Learning Tranche B, term loan 2.52% 7/5/14 (g)	41,266,036	36,417,277
Restaurants - 0.4%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7173% 6/14/13 (g)	2,962,000	2,873,140
term loan 2.5625% 6/14/14 (g)	29,894,907	28,998,060
		31,871,200
Services - 0.2%
ServiceMaster Co.:
term loan 2.85% 7/24/14 (g)	12,402,135	12,216,103
Tranche DD, term loan 2.77% 7/24/14 (g)	1,256,839	1,237,987
		13,454,090
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (g)	657,890	654,600
Tranche D, term loan 5/13/14 (h)	1,158,324	1,152,532
		1,807,132
Specialty Retailing - 0.1%
Michaels Stores, Inc.:
Tranche B1, term loan 2.875% 10/31/13 (g)	7,175,997	7,122,177
Tranche B2, term loan 5.125% 7/31/16 (g)	6,155,984	6,140,594
		13,262,771
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (g)	60,440,319	59,382,614
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 3.8%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (g)	$ 38,949,459	$ 37,634,915
Tranche B 3LN, term loan 5.0061% 10/26/17 (g)	50,320,029	48,181,428
CDW Corp. Tranche B, term loan 4% 7/15/17 (g)	52,250,000	50,943,750
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (g)	965,703	960,874
First Data Corp. term loan 4.2773% 3/24/18 (g)	158,165,336	138,790,037
Freescale Semiconductor, Inc. term loan 4.5453% 12/1/16 (g)	46,446,207	45,401,167
NXP BV term loan 4.5% 3/4/17 (g)	5,979,813	5,830,317
SunGard Data Systems, Inc. Tranche B, term loan 2.0406% 2/28/14 (g)	8,693,571	8,563,168
		336,305,656
Telecommunications - 1.7%
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (g)	10,175,000	10,162,790
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	92,443,505	78,114,762
Genesys SA Tranche B, term loan 6.75% 1/20/19 (g)	3,170,000	3,162,075
Intelsat Jackson Holdings SA:
term loan 3.2958% 2/1/14 (g)	32,164,000	31,359,900
Tranche B, term loan 5.25% 4/2/18 (g)	27,524,612	27,524,612
		150,324,139
TOTAL FLOATING RATE LOANS (Cost $1,265,978,040)		1,215,509,855
Preferred Securities - 0.5%

Banks & Thrifts - 0.5%
Bank of America Corp.:
8% (f)(g)	16,054,000	15,816,718
8.125% (f)(g)	26,967,000	27,160,440
TOTAL PREFERRED SECURITIES (Cost $44,044,692)		42,977,158
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $338,768,697)	338,768,697	$ 338,768,697
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,007,614,307)		8,851,986,354
NET OTHER ASSETS (LIABILITIES) - 0.9%		75,976,088
NET ASSETS - 100%		$ 8,927,962,442
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,545,860,580 or 28.5% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,158,324 and $1,152,532, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,579,500 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 307,509
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 63,029,015	$ 20,519,865	$ 42,509,150	$ -
Energy	2,089,757	2,089,757	-	-
Financials	160,597,059	123,973,471	36,623,588	-
Industrials	24,209,753	17,498,282	-	6,711,471
Materials	19,862,600	17,283,100	-	2,579,500
Utilities	4,664,583	-	4,664,583	-
Corporate Bonds	6,980,277,877	-	6,979,934,272	343,605
Floating Rate Loans	1,215,509,855	-	1,215,509,855	-
Preferred Securities	42,977,158	-	42,977,158	-
Money Market Funds	338,768,697	338,768,697	-	-
Total Investments in Securities:	$ 8,851,986,354	$ 520,133,172	$ 8,322,218,606	$ 9,634,576
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,121,137
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(729,125)
Cost of Purchases	-
Proceeds of Sales	(677,524)
Amortization/Accretion	(37,869)
Transfers in to Level 3	2,893,295
Transfers out of Level 3	(17,935,338)
Ending Balance	$ 9,634,576
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (729,125)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $8,996,803,826. Net unrealized depreciation aggregated $144,817,472, of which $174,107,889 related to appreciated investment securities and $318,925,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2012

1.813015.107

FFH-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.8%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 2,458,000	$ 2,697,655
8.5% 7/1/18	4,680,000	5,159,700
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (b)	7,915,000	8,192,025
		16,049,380
Air Transportation - 2.0%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	143,595	146,467
6.75% 9/15/15 (b)	7,625,000	7,567,813
Continental Airlines, Inc. 9.25% 5/10/17	972,342	1,030,682
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,023,013
6.75% 11/23/15	1,115,000	1,048,100
8.021% 8/10/22	1,495,037	1,504,307
8.954% 8/10/14	2,411,223	2,471,504
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	916,925	907,755
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	125,987	118,428
9.75% 1/15/17	1,611,330	1,818,708
12% 1/15/16 (b)	251,120	268,699
		17,905,476
Automotive - 7.8%
Dana Holding Corp.:
6.5% 2/15/19	8,125,000	8,571,875
6.75% 2/15/21	2,145,000	2,262,975
Delphi Corp.:
5.875% 5/15/19 (b)	7,270,000	7,578,975
6.125% 5/15/21 (b)	4,065,000	4,247,925
Ford Motor Co. 7.45% 7/16/31	7,490,000	9,231,425
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,235,000	6,306,017
4.25% 2/3/17	2,345,000	2,345,000
5% 5/15/18	5,200,000	5,382,879
5.625% 9/15/15	2,755,000	2,947,850
5.875% 8/2/21	2,360,000	2,582,435
6.625% 8/15/17	8,570,000	9,576,975
7% 4/15/15	2,505,000	2,742,975
8% 12/15/16	4,675,000	5,535,476
Tenneco, Inc. 6.875% 12/15/20	1,060,000	1,128,900
		70,441,682
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.4%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	$ 7,020,000	$ 7,546,500
6.875% 8/15/18 (b)	9,405,000	9,969,300
Griffon Corp. 7.125% 4/1/18	4,195,000	4,257,925
		21,773,725
Cable TV - 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	8,590,000	8,933,600
6.625% 1/31/22	1,610,000	1,676,413
7% 1/15/19	6,155,000	6,508,913
7.25% 10/30/17	4,545,000	4,874,513
CSC Holdings LLC:
6.75% 11/15/21 (b)	2,010,000	2,165,775
8.625% 2/15/19	4,385,000	5,119,488
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (b)	8,085,000	8,691,375
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	13,740,000	13,946,100
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	2,495,000	2,594,800
		54,510,977
Capital Goods - 0.2%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,771,200
Chemicals - 0.8%
Celanese US Holdings LLC 6.625% 10/15/18	5,155,000	5,528,738
Lyondell Chemical Co. 8% 11/1/17	937,000	1,047,098
LyondellBasell Industries NV 6% 11/15/21 (b)	625,000	679,688
		7,255,524
Containers - 1.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	5,572,000	5,850,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (b)	4,325,000	4,676,406
Sealed Air Corp.:
8.125% 9/15/19 (b)	2,705,000	3,002,550
8.375% 9/15/21 (b)	2,575,000	2,896,875
		16,426,431
Diversified Financial Services - 9.7%
Aircastle Ltd.:
9.75% 8/1/18	2,960,000	3,241,200
9.75% 8/1/18 (b)	760,000	832,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 14,050,000	$ 14,612,000
8% 1/15/18	14,215,000	14,748,063
8% 1/15/18 (b)(d)	4,695,000	4,894,538
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	470,000	314,900
International Lease Finance Corp.:
5.65% 6/1/14	4,090,000	4,064,438
5.75% 5/15/16	2,375,000	2,339,375
6.25% 5/15/19	3,945,000	3,868,021
6.75% 9/1/16 (b)	2,935,000	3,147,788
7.125% 9/1/18 (b)	3,390,000	3,703,575
8.625% 9/15/15	6,505,000	7,009,138
8.75% 3/15/17	4,490,000	4,894,100
8.875% 9/1/17	5,425,000	5,967,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	2,260,000	2,452,100
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (b)	4,060,000	4,313,750
SLM Corp.:
6% 1/25/17	3,740,000	3,740,000
7.25% 1/25/22	4,185,000	4,195,463
		88,338,149
Diversified Media - 0.0%
Lamar Media Corp. 5.875% 2/1/22 (b)(d)	370,000	371,850
Electric Utilities - 8.0%
Atlantic Power Corp. 9% 11/15/18 (b)	2,490,000	2,570,925
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,890,750
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (b)	6,315,000	6,725,475
InterGen NV 9% 6/30/17 (b)	5,569,000	5,903,140
IPALCO Enterprises, Inc.:
5% 5/1/18	2,300,000	2,278,610
7.25% 4/1/16 (b)	805,000	877,450
Mirant Americas Generation LLC:
8.5% 10/1/21	3,470,000	3,192,400
9.125% 5/1/31	1,820,000	1,656,200
NSG Holdings II, LLC 7.75% 12/15/25 (b)	11,118,000	11,118,000
NV Energy, Inc. 6.25% 11/15/20	3,545,000	3,831,964
Otter Tail Corp. 9% 12/15/16	1,343,000	1,437,010
Puget Energy, Inc. 6.5% 12/15/20	6,385,000	6,847,913
The AES Corp.:
7.375% 7/1/21 (b)	5,460,000	6,019,650
7.75% 10/15/15	5,515,000	6,066,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.: - continued
8% 10/15/17	$ 6,315,000	$ 7,041,225
9.75% 4/15/16	505,000	593,375
		73,050,587
Energy - 14.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,340,000	1,333,300
6.5% 5/20/21	2,275,000	2,257,938
Chesapeake Energy Corp.:
6.125% 2/15/21	2,230,000	2,185,400
6.875% 11/15/20	5,485,000	5,622,125
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (b)	430,000	433,225
6.125% 7/15/22 (b)	1,130,000	1,149,775
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,115,550
Covanta Holding Corp. 7.25% 12/1/20	14,115,000	14,892,838
Denbury Resources, Inc. 6.375% 8/15/21	5,300,000	5,657,750
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	5,773,625
Exterran Holdings, Inc. 7.25% 12/1/18	11,630,000	11,048,500
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,125,000	3,526,875
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (b)	3,295,000	3,509,175
Frontier Oil Corp.:
6.875% 11/15/18	5,490,000	5,627,250
8.5% 9/15/16	6,270,000	6,708,900
Hornbeck Offshore Services, Inc.:
6.125% 12/1/14	695,000	695,869
8% 9/1/17	3,630,000	3,793,350
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	752,000	721,920
7% 10/1/18	1,715,000	1,663,550
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	4,970,000	5,181,225
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	2,645,000	2,803,700
Oil States International, Inc. 6.5% 6/1/19	4,940,000	5,248,750
Pan American Energy LLC 7.875% 5/7/21 (b)	4,830,000	5,071,500
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	2,015,000	2,100,638
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,661,250
7.5% 1/15/20	2,265,000	2,695,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Precision Drilling Corp.:
6.5% 12/15/21 (b)	$ 180,000	$ 185,850
6.625% 11/15/20	6,630,000	6,944,925
SESI LLC 7.125% 12/15/21 (b)	3,360,000	3,628,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (b)	2,145,000	2,171,813
WPX Energy, Inc.:
5.25% 1/15/17 (b)	4,080,000	4,064,700
6% 1/15/22 (b)	6,495,000	6,462,525
		128,937,941
Food & Drug Retail - 0.4%
Albertsons, Inc.:
7.45% 8/1/29	3,185,000	2,524,113
8% 5/1/31	750,000	601,875
SUPERVALU, Inc. 8% 5/1/16	540,000	560,250
		3,686,238
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	5,415,000	5,469,150
Gaming - 0.7%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	5,865,000	6,598,125
Healthcare - 7.2%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19	6,150,000	6,672,750
7.25% 1/15/22	920,000	1,012,000
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	2,130,000	2,193,900
HCA, Inc.:
6.5% 2/15/20	3,380,000	3,582,800
7.25% 9/15/20	125,000	134,688
8.5% 4/15/19	4,445,000	4,922,838
9.875% 2/15/17	402,000	439,688
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	2,903,175
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,812,038
7.625% 7/15/17 (b)	1,705,000	1,871,238
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,474,713
7% 1/15/16	7,950,000	8,138,813
7.5% 2/15/20	655,000	707,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	$ 1,945,000	$ 2,047,113
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,398,180
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	6,685,000	6,768,563
6.75% 8/15/21 (b)	740,000	734,450
6.875% 12/1/18 (b)	12,070,000	12,311,400
7% 10/1/20 (b)	225,000	227,813
		65,353,560
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,980,000	10,404,150
Toll Brothers Finance Corp. 5.875% 2/15/22	1,055,000	1,054,979
		11,459,129
Hotels - 0.8%
Host Hotels & Resorts LP:
5.875% 6/15/19	1,295,000	1,375,938
6% 10/1/21 (b)	740,000	793,650
9% 5/15/17	4,845,000	5,353,725
		7,523,313
Leisure - 2.2%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,618,925
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,130,000	1,197,800
yankee:
7.25% 6/15/16	9,215,000	9,767,900
7.5% 10/15/27	3,130,000	3,106,525
		19,691,150
Metals/Mining - 1.9%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	3,790,000	3,960,550
CONSOL Energy, Inc.:
8% 4/1/17	6,900,000	7,503,750
8.25% 4/1/20	1,335,000	1,441,800
Peabody Energy Corp. 6% 11/15/18 (b)	380,000	391,400
Vedanta Resources PLC:
6.75% 6/7/16 (b)	3,185,000	2,786,875
8.25% 6/7/21 (b)	900,000	724,500
		16,808,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 1.0%
FTI Consulting, Inc.:
6.75% 10/1/20	$ 7,775,000	$ 8,260,938
7.75% 10/1/16	1,100,000	1,141,250
		9,402,188
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	6,635,000	6,502,300
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	221,738
8.125% 3/30/18	2,820,000	2,002,200
Teekay Corp. 8.5% 1/15/20	285,000	285,713
		9,011,951
Steel - 1.2%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,529,200
7.625% 3/15/20	6,440,000	7,084,000
		10,613,200
Super Retail - 2.3%
AutoNation, Inc. 5.5% 2/1/20	5,000,000	5,025,000
Sally Holdings LLC 6.875% 11/15/19 (b)	650,000	695,500
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	10,355,000	11,093,312
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	3,585,000	3,656,700
		20,470,512
Technology - 2.8%
Amkor Technology, Inc.:
6.625% 6/1/21	1,495,000	1,513,688
7.375% 5/1/18	13,395,000	14,265,675
Jabil Circuit, Inc. 5.625% 12/15/20	2,975,000	3,086,563
Seagate HDD Cayman:
6.875% 5/1/20	760,000	813,200
7% 11/1/21 (b)	555,000	593,850
7.75% 12/15/18	3,145,000	3,459,500
Seagate Technology HDD Holdings 6.8% 10/1/16	1,555,000	1,691,063
		25,423,539
Telecommunications - 8.1%
Equinix, Inc.:
7% 7/15/21	1,605,000	1,737,413
8.125% 3/1/18	9,220,000	10,234,200
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,910,400
6.875% 10/31/13	5,740,000	5,740,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15	$ 7,560,000	$ 7,314,300
Qwest Communications International, Inc.:
7.125% 4/1/18	1,940,000	2,066,100
8% 10/1/15	2,825,000	3,029,872
Sprint Capital Corp. 8.75% 3/15/32	480,000	403,200
Sprint Nextel Corp.:
6% 12/1/16	7,430,000	6,556,975
9% 11/15/18 (b)	7,000,000	7,568,400
U.S. West Communications 7.5% 6/15/23	5,238,000	5,277,285
VimpelCom Holdings BV:
4.5758% 6/29/14 (b)(e)	3,600,000	3,528,000
6.2546% 3/1/17 (b)	5,730,000	5,543,775
7.5043% 3/1/22 (b)	3,750,000	3,529,688
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	6,160,000	5,975,200
11.75% 7/15/17 (b)	305,000	301,950
		73,716,758
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,625,000	3,770,000
TOTAL NONCONVERTIBLE BONDS (Cost $752,528,509)		785,830,610
Floating Rate Loans - 6.9%

Air Transportation - 1.2%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	10,827,804	10,530,040
Automotive - 2.5%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	14,244,544	13,959,653
Federal-Mogul Corp.:
Tranche B, term loan 2.2348% 12/27/14 (e)	6,040,791	5,791,608
Tranche C, term loan 2.2198% 12/27/15 (e)	3,114,973	2,959,224
		22,710,485
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.2%
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	$ 280,000	$ 278,950
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (e)	1,100,000	1,094,500
		1,373,450
Capital Goods - 0.6%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (e)	2,270,000	2,278,513
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	2,437,750	2,413,373
SRAM LLC. Tranche B 1LN, term loan 4.761% 6/7/18 (e)	857,436	854,007
		5,545,893
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	905,000	910,656
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	2,213,261	2,218,794
		3,129,450
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	1,620,033	1,541,056
Containers - 0.2%
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (e)	1,515,813	1,530,971
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	397,000	397,000
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (e)	1,235,663	1,238,752
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	794,000	796,978
Healthcare - 0.5%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	444,511	444,511
HCA, Inc. Tranche B2, term loan 3.8293% 3/31/17 (e)	1,865,000	1,827,700
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	2,381,940	2,364,076
		4,636,287
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,729,316
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	$ 2,000,000	$ 1,965,000
Telecommunications - 0.6%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0625% 3/17/18 (e)	3,643,750	3,598,203
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	1,573,113	1,579,012
		5,177,215
TOTAL FLOATING RATE LOANS (Cost $61,207,443)		62,301,893
Preferred Securities - 0.7%

Banks & Thrifts - 0.7%
Bank of America Corp. 8% (c)(e) (Cost $6,388,133)	6,680,000	6,580,859
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $84,959,486)	84,959,486	84,959,486
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,247,000)	$ 2,247,012	2,247,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $907,330,571)		941,919,848
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(34,466,408)
NET ASSETS - 100%		$ 907,453,440
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,296,063 or 28.5% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,247,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 1,185,294
Barclays Capital, Inc.	630,476
Merrill Lynch, Pierce, Fenner & Smith, Inc.	431,230
$ 2,247,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,819
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 785,830,610	$ -	$ 785,830,610	$ -
Floating Rate Loans	62,301,893	-	62,301,893	-
Preferred Securities	6,580,859	-	6,580,859	-
Money Market Funds	84,959,486	84,959,486	-	-
Cash Equivalents	2,247,000	-	2,247,000	-
Total Investments in Securities:	$ 941,919,848	$ 84,959,486	$ 856,960,362	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $902,644,195. Net unrealized appreciation aggregated $39,275,653, of which $45,434,033 related to appreciated investment securities and $6,158,380 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012